UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22309

Transparent Value Trust

(Exact name of registrant as specified in charter)

330 Madison Avenue, 10th Floor

New York, NY 10017

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia

Transparent Value Trust

330 Madison Avenue, 10th Floor

New York, NY 10017

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (212) 518-5344

Date of fiscal year end: September 30

Date of reporting period: October 1, 2015 - March 31, 2016

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders.

2

Transparent Value Trust

Semi-Annual Report

March 31, 2016

transparent value

Transparent Value Trust
Semi-Annual Report
March 31, 2016

1	SHAREHOLDER LETTER

3	MANAGER COMMENTARY

3	Transparent Value Large-Cap Defensive Fund

4	Transparent Value Large-Cap Market Fund

5	Transparent Value Dividend Fund

6	Transparent Value Large-Cap Value Fund

7	Transparent Value Directional Allocation Fund

8	DISCLOSURE OF FUND EXPENSES

10	SCHEDULE OF INVESTMENTS

10	Transparent Value Large-Cap Defensive Fund

12	Transparent Value Large-Cap Market Fund

14	Transparent Value Dividend Fund

16	Transparent Value Large-Cap Value Fund

18	Transparent Value Directional Allocation Fund

20	STATEMENTS OF ASSETS AND LIABILITIES

22	STATEMENTS OF OPERATIONS

24	STATEMENTS OF CHANGES IN NET ASSETS

30	FINANCIAL HIGHLIGHTS

36	NOTES TO FINANCIAL STATEMENTS

46	ADDITIONAL INFORMATION

Shareholder Letter
March 31, 2016 (Unaudited)

Dear Shareholder,

We are pleased to provide you with information about the Transparent Value Mutual Funds (“Transparent Value”) for the six-month period ended March 31, 2016.

Financial markets were buffeted by a variety of events over the period, including volatility in the oil market, weak growth in China, ongoing stimulus from global central banks, and a 25-basis-point1 increase in the U.S. federal funds target rate in December. While the direct impact of the move was fairly insignificant, the decision to begin normalization of interest rates after seven years of unprecedented liquidity provision was not. Indeed, in 2015, risk assets posted their worst annual performance since the 2008 financial crisis, as market participants’ expectations for the start of rate hikes collided with concern about plunging commodity prices, and slowing economic growth in China and other emerging market economies.

As 2016 began, forecasts for U.S. and global economic growth were downgraded, and recession fears surged along with market volatility. Estimates for 1Q gross domestic product (GDP) in the U.S. were marked down, even though Q1 GDP has undershot full-year growth rates in six out of the last seven years. Risk assets rallied in the last half of the first quarter, led by a dovish pivot in the Fed’s communication that spurred a rally in crude oil and a reversal of dollar strength. The weaker dollar, along with optimism about a production freeze agreed to by a group of major oil producing countries, helped oil to rebound. After falling in the early weeks of the year to a cycle low of $26 per barrel on February 11, the front-month West Texas Intermediate (WTI) oil futures contract rallied as high as $40 per barrel before closing the quarter at $38 per barrel.

The outlook for economic growth outside the U.S. softened in 1Q. A further deterioration in the euro zone inflation outlook prompted the European Central Bank (ECB) to announce an increase in the size of its monthly asset purchases and reduce its deposit rate to -40 basis points. European government bonds rallied following the announcement, with the 10-year German bund ending the first quarter with a yield of just 16 basis points.

Ongoing stimulus efforts in Asia also appeared likely to contribute to low U.S. rates. Chinese industrial production growth continued to slow in early 2016, prompting the People’s Bank of China (PBOC) to stimulate credit growth by allowing banks to hold fewer reserves against deposits. And after years of struggling with stagnant growth and low inflation, the Bank of Japan (BOJ) surprised markets by cutting its key interest rate to -10 basis points in January. The negative rates pushed a considerable amount of Japanese savings into foreign markets.

In an environment where global rates are moving lower and markets are already starved for yield, foreign investors began looking to the U.S. Guggenheim Partners Investment Management, LLC (“GPIM” or the “Investment Adviser”) expects that U.S. Treasury yields will fall further as the gravitational pull of global yields gets stronger, and does not discount the possibility of 10-year U.S. Treasury yields declining to closer to 1 percent before the end of the year.

A stronger dollar has weighed on the U.S. economy, but consumer spending has been resilient. The labor market is now operating near full employment, and tight labor market conditions are beginning to spur faster wage growth. We believe the U.S. economy is fundamentally sound, and find little evidence to support the conclusion that the economy will fall into a recession in 2016.

Despite the relative health of the U.S. economy, markets are concerned that sluggish global growth will hold back the U.S. expansion, that inflation will remain below the Fed’s target for longer, and that tighter conditions in credit markets have raised recession risks. Our view is that the Fed remains focused on fulfilling its dual mandate objectives of maximum employment and price stability, and thus is biased toward normalizing policy. We expect further declines in the unemployment rate as job gains outstrip growth in the labor force. Meanwhile, core and headline inflation should move closer to the Fed’s target by year end, reflecting our forecasts for a tighter labor market and a modest rise in oil prices. Normally, this would result in at least two Fed rate hikes on the table for 2016, but the U.S. Federal Reserve is becoming more sensitive to global financial conditions and the extent of global money flows that occur as monetary policy in the U.S. diverges from Europe, Japan, and China. As a result, we have reduced our expectations for a June rate hike, although it would normally be an easy call. We continue to believe a December rate hike is a near certainty. A solid macroeconomic backdrop and a rebalancing oil market should support an improving credit picture in the second half of 2016.

Semi-Annual Report | March 31, 2016 (Unaudited)	1

Shareholder Letter
March 31, 2016 (Unaudited)

We believe successful equity investing relies not on making educated guesses about a company’s future earnings but evaluating whether a company’s management can deliver the Required Business Performance to support the current stock price. Our systemic, disciplined process we believe over time leads to better outcomes for investors, which serves to keep them engaged and focused on what can be known about a company’s potential for success.

Thank you for investing with Transparent Value. We appreciate your business and look forward to serving your investment needs.

Sincerely,

Donald C. Cacciapaglia

President

[1]

Basis Point – A unit that is equal to 1/100th of 1%, and is used to denote the change in a financial instrument. The basis point is commonly used for calculating changes in interest rates, equity indexes and the yield of a fixed-income security.

2	www.transparentvalue.com

Manager Commentary
Transparent Value Large-Cap Defensive Fund March 31, 2016 (Unaudited)

The Transparent Value Large-Cap Defensive Fund Class F-1 returned 5.72% over the six months ending March 31, 2016. This return represents underperformance of -2.07% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The greatest contribution to fund alpha for the six month period ending March 31, 2016 came from the Financials sector. The greatest detractor to fund alpha came from the Information Technology sector.

SECTOR WEIGHTINGS		GROWTH OF $10,000 INVESTMENT IN THE FUND
As a percentage of Net Assets as of March 31, 2016
Financials	20.78%

Consumer Discretionary	16.06%

Information Technology	15.50%

Health Care	11.31%

Consumer Staples	11.21%

Industrials	8.40%

Utilities	4.79%

Telecommunication Services	3.25%

Materials	2.36%

Energy	2.25%

Exchange Traded Funds	3.97%

Other Assets in Excess of Liabilities	0.12%

Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE
	3 Month	6 Month	1 Year	5 Year	Since Inception**
Fund – Class A (MOP)	-3.25%	-0.57%	-5.45%	8.84%	9.21%
Fund – Class A (NAV)	2.63%	5.53%	0.32%	10.14%	10.31%
Fund – Class C (CDSC)	1.56%	4.33%	-1.13%	–	9.60%***
Fund – Class C (NAV)	2.56%	5.28%	-0.23%	–	9.60%***
Fund – Class F-1	2.78%	5.72%	0.58%	10.31%	10.49%
Fund – Class I	2.75%	5.77%	0.76%	10.57%	10.63%****

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: April 27, 2010

*** Class C Inception Date: April 18, 2011

**** Class I Inception Date: February 15, 2011

Maximum Offering Price (“MOP”) for Class A shares includes the Fund’s maximum sales charge of 5.75%. Performance shown at Net Asset Value (“NAV”) does not include these sales charges and would have been lower had it been taken into account. A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

Semi-Annual Report | March 31, 2016 (Unaudited)	3

Manager Commentary
Transparent Value Large-Cap Market Fund March 31, 2016 (Unaudited)

The Transparent Value Large-Cap Market Fund Class F-1 returned 4.63% over the six months ending March 31, 2016. This return represents underperformance of -3.16% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The greatest contribution to fund alpha for the six month period ending March 31, 2016 came from the Consumer Staples sector. The greatest detractor to fund alpha came from the Energy sector.

SECTOR WEIGHTINGS		GROWTH OF $10,000 INVESTMENT IN THE FUND

As a percentage of Net Assets as of March 31, 2016
Information Technology	20.80%

Financials	16.88%

Consumer Discretionary	15.09%

Health Care	14.01%

Consumer Staples	8.98%

Industrials	7.97%

Energy	4.25%

Telecommunication Services	3.04%

Utilities	2.95%

Materials	2.68%

Exchange Traded Funds	2.69%

Other Assets in Excess of Liabilities	0.66%

Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE

	3 Month	6 Month	1 Year	5 Year	Since Inception**
Fund – Class A (MOP)	-6.85%	-1.38%	-9.36%	7.79%	9.51%
Fund – Class A (NAV)	-1.13%	4.63%	-3.85%	9.07%	10.61%
Fund – Class C (CDSC)	-2.24%	3.27%	-5.33%	–	8.80%	***
Fund – Class C (NAV)	-1.26%	4.27%	-4.41%	–	8.80%	***
Fund – Class F-1	-1.20%	4.63%	-3.77%	9.17%	10.74%
Fund – Class I	-1.08%	4.77%	-3.52%	9.46%	9.71%	****

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: April 27, 2010

*** Class C Inception Date: April 18, 2011

**** Class I Inception Date: February 15, 2011

Maximum Offering Price (“MOP”) for Class A shares includes the Fund’s maximum sales charge of 5.75%. Performance shown at Net Asset Value (“NAV”) does not include these sales charges and would have been lower had it been taken into account. A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

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Manager Commentary
Transparent Value Dividend Fund March 31, 2016 (Unaudited)

The Transparent Value Dividend Fund Class I returned 10.74% over the six months ending March 31, 2016. This return represents overperformance of 2.95% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The greatest contribution to fund alpha for the six month period ending March 31, 2016 came from the Financials sector. The greatest detractor to fund alpha came from the Consumer Staples sector.

SECTOR WEIGHTINGS		GROWTH OF $10,000 INVESTMENT IN THE FUND

As a percentage of Net Assets as of March 31, 2016
Financials	43.04%

Consumer Discretionary	9.21%

Information Technology	8.93%

Utilities	8.44%

Health Care	7.96%

Industrials	7.13%

Energy	5.96%

Consumer Staples	3.23%

Telecommunication Services	1.65%

Materials	1.46%

Exchange Traded Funds	2.26%

Other Assets in Excess of Liabilities	0.73%

Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE

	3 Month	6 Month	1 Year	5 Year	Since Inception**
Fund – Class A (MOP)	-1.67%	4.15%	-4.68%	–	8.92%	***
Fund – Class A (NAV)	4.35%	10.47%	1.17%	–	10.23%	***
Fund – Class C (CDSC)	3.12%	9.24%	-0.43%	–	9.59%	***
Fund – Class C (NAV)	4.12%	10.24%	0.56%	–	9.59%	***
Fund – Class F-1	4.28%	10.60%	1.23%	–	10.42%	***
Fund – Class I	4.40%	10.74%	1.48%	10.58%	10.71%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: February 10, 2011

*** Class A, Class C and Class F-1 Inception Date: April 18, 2011

Maximum Offering Price (“MOP”) for Class A shares includes the Fund’s maximum sales charge of 5.75%. Performance shown at Net Asset Value (“NAV”) does not include these sales charges and would have been lower had it been taken into account. A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

Semi-Annual Report | March 31, 2016 (Unaudited)	5

Manager Commentary
Transparent Value Large-Cap Value Fund March 31, 2016 (Unaudited)

The Transparent Value Large-Cap Value Fund Class I returned 8.35% over the six months ending March 31, 2016. This return represents underperformance of -1.81% relative to the Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM. The greatest contribution to fund alpha for the six month period ending March 31, 2016 came from the Financials sector. The greatest detractor to fund alpha came from the Energy sector.

SECTOR WEIGHTINGS		GROWTH OF $10,000 INVESTMENT IN THE FUND
As a percentage of Net Assets as of March 31, 2016
Financials	24.25%

Consumer Staples	14.46%

Information Technology	13.78%

Health Care	10.17%

Industrials	8.97%

Consumer Discretionary	8.81%

Utilities	6.70%

Energy	5.27%

Telecommunication Services	2.98%

Materials	2.45%

Exchange Traded Funds	1.01%

Liabilities in Excess of Other Assets	1.15%

Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE

	3 Month	6 Month	1 Year	5 Year	Since Inception**
Fund – Class A (MOP)	-3.75%	1.88%	-6.71%	–	8.99%***
Fund – Class A (NAV)	2.10%	8.14%	-0.99%	–	10.30%***
Fund – Class C (CDSC)	0.90%	6.82%	-2.45%	–	9.56%***
Fund – Class C (NAV)	1.90%	7.82%	-1.52%	–	9.56%***
Fund – Class F-1	2.14%	8.28%	-0.82%	–	10.41%***
Fund – Class I	2.11%	8.35%	-0.63%	10.21%	10.37%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM – a subset of the Dow Jones U.S. Large-Cap Total Stock Market IndexSM, which, in turn, comprises the largest 750 constituents of the Dow Jones U.S. Total Stock Market IndexSM. The Dow Jones U.S. Total Stock Market IndexSM measures all U.S. equity securities that have readily available prices.

It is not possible to invest directly in an Index.

** Fund Inception Date: February 10, 2011

*** Class A, Class C and Class F-1 Inception Date: April 18, 2011

Maximum Offering Price (“MOP”) for Class A shares includes the Fund’s maximum sales charge of 5.75%. Performance shown at Net Asset Value (“NAV”) does not include these sales charges and would have been lower had it been taken into account. A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

6	www.transparentvalue.com

Manager Commentary
Transparent Value Directional Allocation Fund March 31, 2016 (Unaudited)

The Transparent Value Directional Allocation Fund Class I returned 8.26% over the six months ending March 31, 2016. This return represents overperformance of 0.47% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The greatest contribution to fund alpha for the six month period ending March 31, 2016 came from the Financials sector. The greatest detractor to fund alpha came from the Energy sector.

SECTOR WEIGHTINGS		GROWTH OF $10,000 INVESTMENT IN THE FUND
As a percentage of Net Assets as of March 31, 2016
Financials	20.69%

Consumer Discretionary	16.07%

Information Technology	16.00%

Health Care	11.15%

Consumer Staples	11.09%

Industrials	8.59%

Utilities	4.72%

Telecommunication Services	3.43%

Energy	2.33%

Materials	2.26%

Exchange Traded Funds	3.18%

Liabilities in Excess of Other Assets	0.49%

Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE
	3 Month	6 Month	1 Year	Since Inception**
Fund – Class A (MOP)	-3.24%	1.87%	-7.99%	8.87%
Fund – Class A (NAV)	2.70%	8.10%	-2.41%	10.59%
Fund – Class C (CDSC)	1.60%	6.83%	-3.98%	9.90%
Fund – Class C (NAV)	2.60%	7.83%	-3.01%	9.90%
Fund – Class F-1	2.77%	8.15%	-2.25%	10.72%
Fund – Class I	2.83%	8.26%	-2.08%	10.98%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: June 18, 2012

Maximum Offering Price (“MOP”) for Class A shares includes the Fund’s maximum sales charge of 5.75%. Performance shown at Net Asset Value (“NAV”) does not include these sales charges and would have been lower had it been taken into account. A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

Semi-Annual Report | March 31, 2016 (Unaudited)	7

Disclosure of Fund Expenses
March 31, 2016 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2015 through March 31, 2016.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions. If transactional costs were included, your costs would have been higher.

	Net Expense Ratio(a)	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expense Paid During Period October 1, 2015 to March 31, 2016(b)

Transparent Value Large-Cap Defensive Fund
Class A
Actual	1.51%	$ 1,000.00	$1,055.30	$7.76
Hypothetical (5% return before expenses)	1.51%	$ 1,000.00	$1,017.45	$7.62
Class C
Actual	2.11%	$ 1,000.00	$1,052.80	$10.83
Hypothetical (5% return before expenses)	2.11%	$ 1,000.00	$1,014.45	$10.63
Class F-1
Actual	1.36%	$ 1,000.00	$1,057.20	$6.99
Hypothetical (5% return before expenses)	1.36%	$ 1,000.00	$1,018.20	$6.86
Class I
Actual	1.11%	$ 1,000.00	$1,057.70	$5.71
Hypothetical (5% return before expenses)	1.11%	$ 1,000.00	$1,019.45	$5.60

Transparent Value Large-Cap Market Fund
Class A
Actual	1.51%	$ 1,000.00	$1,046.30	$7.72
Hypothetical (5% return before expenses)	1.51%	$ 1,000.00	$1,017.45	$7.62
Class C
Actual	2.11%	$ 1,000.00	$1,042.70	$10.78
Hypothetical (5% return before expenses)	2.11%	$ 1,000.00	$1,014.45	$10.63
Class F-1
Actual	1.36%	$ 1,000.00	$1,046.30	$6.96
Hypothetical (5% return before expenses)	1.36%	$ 1,000.00	$1,018.20	$6.86
Class I
Actual	1.11%	$ 1,000.00	$1,047.70	$5.68
Hypothetical (5% return before expenses)	1.11%	$ 1,000.00	$1,019.45	$5.60

8	www.transparentvalue.com

Disclosure of Fund Expenses
March 31, 2016 (Unaudited)

	Net Expense Ratio(a)	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expense Paid During Period October 1, 2015 to March 31, 2016(b)
Transparent Value Dividend Fund
Class A
Actual	1.52%	$ 1,000.00	$1,104.70	$8.00
Hypothetical (5% return before expenses)	1.52%	$ 1,000.00	$1,017.40	$7.67
Class C
Actual	2.12%	$ 1,000.00	$1,102.40	$11.14
Hypothetical (5% return before expenses)	2.12%	$ 1,000.00	$1,014.40	$10.68
Class F-1
Actual	1.37%	$ 1,000.00	$1,106.00	$7.21
Hypothetical (5% return before expenses)	1.37%	$ 1,000.00	$1,018.15	$6.91
Class I
Actual	1.12%	$ 1,000.00	$1,107.40	$5.90
Hypothetical (5% return before expenses)	1.12%	$ 1,000.00	$1,019.40	$5.65

Transparent Value Large-Cap Value Fund
Class A
Actual	1.50%	$ 1,000.00	$1,081.40	$7.81
Hypothetical (5% return before expenses)	1.50%	$ 1,000.00	$1,017.50	$7.57
Class C
Actual	2.10%	$ 1,000.00	$1,078.20	$10.91
Hypothetical (5% return before expenses)	2.10%	$ 1,000.00	$1,014.50	$10.58
Class F-1
Actual	1.35%	$ 1,000.00	$1,082.80	$7.03
Hypothetical (5% return before expenses)	1.35%	$ 1,000.00	$1,018.25	$6.81
Class I
Actual	1.10%	$ 1,000.00	$1,083.50	$5.73
Hypothetical (5% return before expenses)	1.10%	$ 1,000.00	$1,019.50	$5.55

Transparent Value Directional Allocation Fund
Class A
Actual	1.49%	$ 1,000.00	$1,081.00	$7.75
Hypothetical (5% return before expenses)	1.49%	$ 1,000.00	$1,017.55	$7.52
Class C
Actual	2.11%	$ 1,000.00	$1,078.30	$10.96
Hypothetical (5% return before expenses)	2.11%	$ 1,000.00	$1,014.45	$10.63
Class F-1
Actual	1.36%	$ 1,000.00	$1,081.50	$7.08
Hypothetical (5% return before expenses)	1.36%	$ 1,000.00	$1,018.20	$6.86
Class I
Actual	1.11%	$ 1,000.00	$1,082.60	$5.78
Hypothetical (5% return before expenses)	1.11%	$ 1,000.00	$1,019.45	$5.60

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses. Excludes expenses of the underlying funds in which the Funds invest.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 366.

Semi-Annual Report | March 31, 2016 (Unaudited)	9

Schedule of Investments
Transparent Value Large-Cap Defensive Fund March 31, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS 95.91%
Consumer Discretionary 16.06%
Autoliv, Inc.	2,008	$237,908
Carter’s, Inc.	2,871	302,546
Chipotle Mexican Grill, Inc.(a)	473	222,769
Comcast Corp. - Class A	3,830	233,936
Darden Restaurants, Inc.	4,908	325,400
Dollar General Corp.	3,774	323,054
Lowe’s Cos., Inc.	4,515	342,011
NVR, Inc.(a)	175	303,170
O’Reilly Automotive, Inc.(a)	1,325	362,600
Scripps Networks Interactive, Inc. - Class A	4,383	287,087
The TJX Cos., Inc.	4,320	338,472
Tribune Media Co. - Class A	6,004	230,253
Twenty-First Century Fox, Inc. - Class A	8,392	233,969
Ulta Salon Cosmetics & Fragrance, Inc.(a)	1,798	348,345
Williams-Sonoma, Inc.	3,608	197,502

		4,289,022

Consumer Staples 11.21%
Altria Group, Inc.	4,442	278,336
Church & Dwight Co., Inc.	3,183	293,409
The Clorox Co.	1,795	226,278
Constellation Brands, Inc. - Class A	1,861	281,178
Costco Wholesale Corp.	1,390	219,036
CVS Health Corp.	2,506	259,947
The Hershey Co.	3,014	277,559
Hormel Foods Corp.	8,958	387,344
The Kroger Co.	6,279	240,172
Monster Beverage Corp.(a)	1,945	259,424
Reynolds American, Inc.	5,374	270,366

		2,993,049

Energy 2.25%
EQT Corp.	2,399	161,356
National Oilwell Varco, Inc.	4,329	134,632
Range Resources Corp.	5,223	169,121
Southwestern Energy Co.(a)	17,000	137,190

		602,299

Financials 20.78%
Ally Financial, Inc.(a)	14,507	271,571
Arch Capital Group, Ltd.(a)	3,250	231,075
Arthur J Gallagher & Co.	7,364	327,551
Berkshire Hathaway, Inc. - Class B(a)	2,000	283,760
Camden Property Trust, REIT	3,932	330,642
Cincinnati Financial Corp.	5,653	369,480
Citizens Financial Group, Inc.	5,666	118,703
CME Group, Inc.	2,372	227,831
Crown Castle International Corp., REIT	3,153	272,734
Digital Realty Trust, Inc., REIT	3,016	266,886
FactSet Research Systems, Inc.	1,517	229,871
First Republic Bank	5,414	360,789
MSCI, Inc.	4,481	331,952
Nasdaq, Inc.	3,965	263,197

	Shares	Value

Financials (continued)
New York Community Bancorp, Inc.	10,234	$162,721
People’s United Financial, Inc.	15,444	246,023
The RMR Group, Inc. - Class A(a)	195	4,877
SEI Investments Co.	6,099	262,562
Signature Bank(a)	2,220	302,186
Simon Property Group, Inc., REIT	1,654	343,519
The Travelers Cos., Inc.	2,914	340,093

		5,548,023

Health Care 11.31%
AbbVie, Inc.	4,679	267,265
AmerisourceBergen Corp.	2,995	259,217
Bristol-Myers Squibb Co.	5,226	333,837
Cerner Corp.(a)	4,532	240,015
Envision Healthcare Holdings, Inc.(a)	6,707	136,823
Johnson & Johnson	1,254	135,683
Laboratory Corp. of America Holdings(a)	2,301	269,516
Merck & Co., Inc.	3,020	159,788
Perrigo Co. PLC	1,251	160,040
Pfizer, Inc.	6,288	186,376
Quintiles Transnational Holdings, Inc.(a)	2,936	191,134
Universal Health Services, Inc. - Class B	2,350	293,092
Waters Corp.(a)	1,164	153,555
Zoetis, Inc.	5,279	234,018

		3,020,359

Industrials 8.40%
AGCO Corp.	3,454	171,664
Cintas Corp.	3,481	312,629
Danaher Corp.	2,308	218,937
Hubbell, Inc.	1,428	151,268
Ingersoll-Rand PLC	4,241	262,984
JB Hunt Transport Services, Inc.	3,504	295,177
Old Dominion Freight Line, Inc.(a)	3,030	210,948
Owens Corning, Inc.	3,894	184,108
Rockwell Collins, Inc.	3,137	289,263
United Technologies Corp.	1,450	145,145

		2,242,123

Information Technology 15.50%
Amdocs, Ltd.	4,424	267,298
Broadridge Financial Solutions, Inc.	3,732	221,345
CDK Global, Inc.	3,784	176,145
CDW Corp.	7,393	306,809
F5 Networks, Inc.(a)	2,198	232,658
FLIR Systems, Inc.	6,387	210,452
Gartner, Inc.(a)	2,699	241,156
Jack Henry & Associates, Inc.	3,287	277,982
Juniper Networks, Inc.	7,727	197,116
Nuance Communications, Inc.(a)	15,603	291,620
Paychex, Inc.	6,854	370,184
Synopsys, Inc.(a)	4,949	239,730
Trimble Navigation, Ltd.(a)	8,476	210,205
Vantiv, Inc. - Class A(a)	6,091	328,183
VeriSign, Inc.(a)	4,056	359,118

10	www.transparentvalue.com

Schedule of Investments
Transparent Value Large-Cap Defensive Fund March 31, 2016 (Unaudited)

	Shares	Value

Information Technology (continued)
VMware, Inc. - Class A(a)	3,975	$207,932

		4,137,933

Materials 2.36%
Avery Dennison Corp.	4,394	316,851
Axalta Coating Systems, Ltd.(a)	5,000	146,000
The Sherwin-Williams Co.	586	166,817

		629,668

Telecommunication Services 3.25%
AT&T, Inc.	5,592	219,039
SBA Communications Corp. - Class A(a)	3,142	314,734
Verizon Communications, Inc.	6,187	334,593

		868,366

Utilities 4.79%
DTE Energy Co.	2,918	264,546
ITC Holdings Corp.	8,323	362,633
NextEra Energy, Inc.	3,086	365,198
PPL Corp.	7,532	286,743

		1,279,120

TOTAL COMMON STOCKS (Cost $24,176,914)		25,609,962

EXCHANGE TRADED FUNDS 3.97%
SPDR® S&P 500® ETF Trust	5,154	1,059,456

TOTAL EXCHANGE TRADED FUNDS (Cost $1,059,759)		1,059,456

Total Investments - 99.88% (Cost $25,236,673)		26,669,418

Other Assets in Excess of Liabilities - 0.12%		31,456

NET ASSETS - 100.00%		$26,700,874

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016 (Unaudited)	11

Schedule of Investments
Transparent Value Large-Cap Market Fund March 31, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS 96.65%
Consumer Discretionary 15.09%
Amazon.com, Inc.(a)	602	$357,371
AMC Networks, Inc. - Class A(a)	4,067	264,111
Autoliv, Inc.	2,112	250,230
AutoNation, Inc.(a)	4,857	226,725
Comcast Corp. - Class A	3,722	227,340
Darden Restaurants, Inc.	4,850	321,555
The Home Depot, Inc.	2,088	278,602
Lear Corp.	1,838	204,330
Lennar Corp. - Class A	6,595	318,934
Polaris Industries, Inc.	2,711	266,979
Scripps Networks Interactive, Inc. - Class A	4,331	283,681
The TJX Cos., Inc.	4,838	379,057
Twenty-First Century Fox, Inc. - Class A	9,398	262,016
Ulta Salon Cosmetics & Fragrance, Inc.(a)	1,891	366,362
Wyndham Worldwide Corp.	3,267	249,697

		4,256,990

Consumer Staples 8.98%
Constellation Brands, Inc. - Class A	1,957	295,683
CVS Health Corp.	2,987	309,842
The Estee Lauder Cos., Inc. - Class A	2,120	199,937
The Hershey Co.	2,978	274,244
Hormel Foods Corp.	8,854	382,847
Kimberly-Clark Corp.	1,239	166,658
The Kroger Co.	6,942	265,531
Monster Beverage Corp.(a)	2,318	309,175
Tyson Foods, Inc. - Class A	4,925	328,301

		2,532,218

Energy 4.25%
Cabot Oil & Gas Corp.	6,049	137,373
FMC Technologies, Inc.(a)	6,760	184,954
HollyFrontier Corp.	4,395	155,231
Pioneer Natural Resources Co.	1,829	257,413
Range Resources Corp.	5,850	189,423
Valero Energy Corp.	4,269	273,814

		1,198,208

Financials 16.88%
Ally Financial, Inc.(a)	13,347	249,856
Arthur J Gallagher & Co.	7,278	323,725
BB&T Corp.	8,288	275,742
CBRE Group, Inc. - Class A(a)	9,028	260,187
Cincinnati Financial Corp.	5,585	365,036
Equinix, Inc., REIT	1,292	427,277
First Republic Bank	5,350	356,524
KeyCorp	20,000	220,800
Liberty Property Trust, REIT	10,082	337,344
McGraw Hill Financial, Inc.	2,835	280,608
The PNC Financial Services Group, Inc.	2,711	229,269
The Progressive Corp.	6,811	239,339
Regions Financial Corp.	33,452	262,598
SEI Investments Co.	3,748	161,351

	Shares	Value

Financials (continued)
Signature Bank(a)	1,689	$229,907
SL Green Realty Corp., REIT	2,906	281,533
T Rowe Price Group, Inc.	3,551	260,857

		4,761,953

Health Care 14.01%
Agilent Technologies, Inc.	8,524	339,681
Allergan, Inc. PLC(a)	1,026	274,999
Bristol-Myers Squibb Co.	5,164	329,876
Centene Corp.(a)	3,600	221,652
Edwards Lifesciences Corp.(a)	4,200	370,482
Envision Healthcare Holdings, Inc.(a)	7,512	153,245
Gilead Sciences, Inc.	3,339	306,721
Illumina, Inc.(a)	1,843	298,769
Medivation, Inc.(a)	6,549	301,123
Mylan, Inc. NV(a)	5,630	260,950
Quintiles Transnational Holdings, Inc.(a)	2,901	188,855
Regeneron Pharmaceuticals, Inc.(a)	688	247,983
UnitedHealth Group, Inc.	2,703	348,417
Universal Health Services, Inc. - Class B	2,471	308,183

		3,950,936

Industrials 7.97%
Acuity Brands, Inc.	820	178,875
AGCO Corp.	3,413	169,626
B/E Aerospace, Inc.	5,208	240,193
C.H. Robinson Worldwide, Inc.	3,269	242,658
Cintas Corp.	3,440	308,946
Honeywell International, Inc.	2,339	262,085
Masco Corp.	6,257	196,783
Snap-on, Inc.	1,267	198,906
Southwest Airlines Co.	6,041	270,637
Spirit Aerosystems Holdings, Inc. - Class A(a)	3,979	180,487

		2,249,196

Information Technology 20.80%
Alphabet, Inc. - Class C(a)	361	268,927
Amphenol Corp. - Class A	5,089	294,246
Apple, Inc.	2,948	321,303
Applied Materials, Inc.	11,326	239,885
Avnet, Inc.	5,744	254,459
CDW Corp.	5,284	219,286
Citrix Systems, Inc.(a)	4,114	323,278
F5 Networks, Inc.(a)	2,620	277,327
Facebook, Inc. - Class A(a)	3,625	413,613
Global Payments, Inc.	3,787	247,291
Intuit, Inc.	2,662	276,875
Juniper Networks, Inc.	8,652	220,713
Lam Research Corp.	4,784	395,158
LinkedIn Corp. - Class A(a)	1,801	205,944
Red Hat, Inc.(a)	4,768	355,264
Salesforce.com, Inc.(a)	5,111	377,345
Vantiv, Inc. - Class A(a)	6,823	367,623
VeriSign, Inc.(a)	4,008	354,868
Visa, Inc. - Class A	3,088	236,170

12	www.transparentvalue.com

Schedule of Investments
Transparent Value Large-Cap Market Fund March 31, 2016 (Unaudited)

	Shares	Value

Information Technology (continued)
Xilinx, Inc.	4,631	$219,648

		5,869,223

Materials 2.68%
Albemarle Corp.	2,731	174,593
Avery Dennison Corp.	4,342	313,101
Vulcan Materials Co.	2,552	269,415

		757,109

Telecommunication Services 3.04%
Level 3 Communications, Inc.(a)	6,033	318,844
SBA Communications Corp. - Class A(a)	3,105	311,028
Verizon Communications, Inc.	4,232	228,866

		858,738

Utilities 2.95%
Calpine Corp.(a)	14,254	216,233
NextEra Energy, Inc.	3,049	360,819
UGI Corp.	6,324	254,794

		831,846

TOTAL COMMON STOCKS (Cost $26,218,256)		27,266,417

EXCHANGE TRADED FUNDS 2.69%
SPDR® S&P 500® ETF Trust	3,696	759,750

TOTAL EXCHANGE TRADED FUNDS (Cost $739,165)		759,750

Total Investments - 99.34% (Cost $26,957,421)		28,026,167

Other Assets in Excess of Liabilities - 0.66%		185,078

NET ASSETS - 100.00%		$28,211,245

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

NV - Naamloze Vennootschap is the Dutch term for a public

        limited liability corporation

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016 (Unaudited)	13

Schedule of Investments
Transparent Value Dividend Fund March 31, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS 97.01%
Consumer Discretionary 9.21%
Carter’s, Inc.	963	$101,481
Comcast Corp. - Class A	2,500	152,700
DR Horton, Inc.	2,595	78,447
Foot Locker, Inc.	2,052	132,354
Harman International Industries, Inc.	1,839	163,744
Lear Corp.	900	100,053
Lowe’s Cos., Inc.	1,789	135,517
Marriott International, Inc. - Class A	1,810	128,836
Newell Rubbermaid, Inc.	9,724	430,676
NIKE, Inc. - Class B	1,400	86,058
Polaris Industries, Inc.	1,898	186,915
The TJX Cos., Inc.	1,161	90,964
Williams-Sonoma, Inc.	3,561	194,929

		1,982,674

Consumer Staples 3.23%
The Estee Lauder Cos., Inc. - Class A	1,200	113,172
Hormel Foods Corp.	2,585	111,775
The Kroger Co.	2,345	89,696
Reynolds American, Inc.	5,047	253,915
Walgreens Boots Alliance, Inc.	1,500	126,360

		694,918

Energy 5.96%
Marathon Petroleum Corp.	7,807	290,264
Teekay Corp.	26,583	230,209
Valero Energy Corp.	4,706	301,843
Western Refining, Inc.	15,804	459,738

		1,282,054

Financials 43.04%
American Campus Communities, Inc., REIT	6,426	302,600
American Financial Group, Inc.	2,000	140,740
American Tower Corp., REIT	1,500	153,555
Arthur J Gallagher & Co.	7,038	313,050
Assurant, Inc.	2,785	214,863
Bank of America Corp.	9,800	132,496
The Bank of New York Mellon Corp.	4,000	147,320
BlackRock, Inc.	700	238,399
Chubb Ltd.	1,500	178,725
Cincinnati Financial Corp.	3,666	239,610
Citizens Financial Group, Inc.	7,456	156,203
Digital Realty Trust, Inc., REIT	3,935	348,208
East West Bancorp, Inc.	6,435	209,009
Equity Residential, REIT	3,500	262,605
Everest Re Group, Ltd.	973	192,099
Extra Space Storage, Inc., REIT	2,500	233,650
FactSet Research Systems, Inc.	600	90,918
Hospitality Properties Trust, REIT	23,825	632,792
KeyCorp	19,771	218,272
Lazard, Ltd. - Class A	7,787	302,136
New York Community Bancorp, Inc.	21,836	347,192
NorthStar Realty Finance Corp., REIT	46,638	611,891
Old Republic International Corp.	18,024	329,479

	Shares	Value

Financials (continued)
PacWest Bancorp	13,366	$496,547
Prologis, Inc., REIT	8,000	353,440
Public Storage, REIT	835	230,318
Regions Financial Corp.	30,000	235,500
Simon Property Group, Inc., REIT	1,271	263,974
SL Green Realty Corp., REIT	2,500	242,200
Spirit Realty Capital, Inc., REIT	48,325	543,656
The Travelers Cos., Inc.	1,517	177,049
UDR, Inc., REIT	7,000	269,710
Wells Fargo & Co.	5,000	241,800
Willis Towers Watson PLC	1,000	118,660
Zions Bancorporation	3,800	91,998

		9,260,664

Health Care 7.96%
AbbVie, Inc.	5,617	320,843
Agilent Technologies, Inc.	2,401	95,680
AmerisourceBergen Corp.	1,085	93,907
Amgen, Inc.	1,498	224,595
Bristol-Myers Squibb Co.	2,850	182,058
Gilead Sciences, Inc.	1,700	156,162
Medtronic PLC	2,000	150,000
ResMed, Inc.	3,000	173,460
St. Jude Medical, Inc.	3,281	180,455
UnitedHealth Group, Inc.	1,060	136,634

		1,713,794

Industrials 7.13%
Alaska Air Group, Inc.	1,538	126,147
B/E Aerospace, Inc.	3,349	154,456
Delta Air Lines, Inc.	2,009	97,798
JB Hunt Transport Services, Inc.	1,141	96,118
KAR Auction Services, Inc.	6,644	253,402
Masco Corp.	3,719	116,962
Republic Services, Inc.	4,286	204,228
Snap-on, Inc.	796	124,964
The Toro Co.	1,500	129,180
Waste Management, Inc.	3,902	230,218

		1,533,473

Information Technology 8.93%
Analog Devices, Inc.	4,133	244,632
Apple, Inc.	1,599	174,275
Applied Materials, Inc.	8,426	178,463
Broadcom, Ltd.	741	114,484
Broadridge Financial Solutions, Inc.	2,876	170,575
CDK Global, Inc.	2,123	98,826
CDW Corp.	1,760	73,040
Intuit, Inc.	1,000	104,010
Juniper Networks, Inc.	3,980	101,530
Lam Research Corp.	1,711	141,329
NVIDIA Corp.	3,462	123,351
Paychex, Inc.	4,795	258,978
Skyworks Solutions, Inc.	1,769	137,805

		1,921,298

14	www.transparentvalue.com

Schedule of Investments
Transparent Value Dividend Fund March 31, 2016 (Unaudited)

	Shares	Value

Materials 1.46%
Martin Marietta Materials, Inc.	600	$95,706
The Scotts Miracle-Gro Co. - Class A	3,000	218,310

		314,016

Telecommunication Services 1.65%
Verizon Communications, Inc.	6,568	355,198

Utilities 8.44%
American Water Works Co., Inc.	2,500	172,325
Duke Energy Corp.	4,542	366,449
Eversource Energy	4,500	262,530
ITC Holdings Corp.	3,545	154,456
NextEra Energy, Inc.	2,081	246,265
Pinnacle West Capital Corp.	4,000	300,280
Westar Energy, Inc.	6,320	313,535

		1,815,840

TOTAL COMMON STOCKS (Cost $20,360,229)		20,873,929

EXCHANGE TRADED FUNDS 2.26%
iShares® Dow Jones® Select Dividend Index Fund	5,965	487,162

TOTAL EXCHANGE TRADED FUNDS (Cost $479,740)		487,162

Total Investments - 99.27% (Cost $20,839,969)		21,361,091

Other Assets in Excess of Liabilities - 0.73%		156,762

NET ASSETS - 100.00%		$21,517,853

Abbreviations:

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016 (Unaudited)	15

Schedule of Investments
Transparent Value Large-Cap Value Fund March 31, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS 97.84%
Consumer Discretionary 8.81%
Autoliv, Inc.	245	$29,028
Darden Restaurants, Inc.	600	39,780
Dillard’s, Inc. - Class A	354	30,058
Foot Locker, Inc.	544	35,088
Ford Motor Co.	1,380	18,630
Newell Rubbermaid, Inc.	800	35,432
Tribune Media Co. - Class A	800	30,680
Twenty-First Century Fox, Inc. - Class A	1,161	32,369
Wyndham Worldwide Corp.	403	30,801

		281,866

Consumer Staples 14.46%
Altria Group, Inc.	541	33,899
The Clorox Co.	240	30,254
Colgate-Palmolive Co.	383	27,059
Coty, Inc. - Class A	700	19,481
Dr. Pepper Snapple Group, Inc.	345	30,850
Flowers Foods, Inc.	1,330	24,552
Hormel Foods Corp.	1,146	49,553
The J.M. Smucker Co.	230	29,863
Kimberly-Clark Corp.	223	29,996
The Kroger Co.	876	33,507
Mondelez International, Inc. - Class A	624	25,035
PepsiCo, Inc.	200	20,496
Reynolds American, Inc.	694	34,915
Sysco Corp.	700	32,711
Tyson Foods, Inc. - Class A	608	40,529

		462,700

Energy 5.27%
Apache Corp.	432	21,086
Columbia Pipeline	1,221	30,647
Ensco PLC - Class A	1,495	15,503
Kinder Morgan, Inc.	1,124	20,075
Marathon Petroleum Corp.	704	26,175
Phillips 66	245	21,214
Valero Energy Corp.	527	33,802

		168,502

Financials 24.25%
Arthur J Gallagher & Co.	918	40,833
Bank of America Corp.	1,720	23,254
The Bank of New York Mellon Corp.	806	29,685
BB&T Corp.	1,054	35,067
Chubb Ltd.	281	33,481
Cincinnati Financial Corp.	683	44,641
Citigroup, Inc.	626	26,135
Citizens Financial Group, Inc.	868	18,185
CME Group, Inc.	328	31,504
Cullen/Frost Bankers, Inc.	548	30,200
First Republic Bank	661	44,049
KeyCorp	2,430	26,827
Legg Mason, Inc.	729	25,282
Liberty Property Trust, REIT	1,291	43,197
National Retail Properties, Inc., REIT	1,072	49,526

	Shares	Value

Financials (continued)
New York Community Bancorp, Inc.	1,977	$31,434
The Progressive Corp.	956	33,594
Regions Financial Corp.	4,274	33,551
Synchrony Financial(a)	1,351	38,720
The Travelers Cos., Inc.	371	43,299
UDR, Inc., REIT	1,000	38,530
US Bancorp	856	34,745
Wells Fargo & Co.	413	19,973

		775,712

Health Care 10.17%
AbbVie, Inc.	506	28,903
Baxalta, Inc.	1,005	40,602
Bristol-Myers Squibb Co.	638	40,755
Cardinal Health, Inc.	331	27,125
Eli Lilly & Co.	129	9,289
Humana, Inc.	183	33,480
Johnson & Johnson	214	23,155
Merck & Co., Inc.	417	22,064
Mylan, Inc. NV(a)	737	34,160
Pfizer, Inc.	774	22,941
Quintiles Transnational Holdings, Inc.(a)	358	23,306
St. Jude Medical, Inc.	356	19,580

		325,360

Industrials 8.97%
Cintas Corp.	424	38,080
Eaton Corp. PLC	320	20,019
Hubbell, Inc.	200	21,186
Ingersoll-Rand PLC	517	32,059
Masco Corp.	1,289	40,539
Norfolk Southern Corp.	250	20,813
Owens Corning, Inc.	585	27,659
Rockwell Collins, Inc.	383	35,316
Trinity Industries, Inc.	1,529	27,996
United Technologies Corp.	233	23,323

		286,990

Information Technology 13.78%
Amdocs, Ltd.	419	25,316
Analog Devices, Inc.	641	37,941
Applied Materials, Inc.	2,287	48,439
Arrow Electronics, Inc.(a)	524	33,751
Avnet, Inc.	709	31,409
Broadridge Financial Solutions, Inc.	721	42,763
Cadence Design Systems, Inc.(a)	1,374	32,399
First Solar, Inc.(a)	450	30,811
NCR Corp.(a)	1,309	39,178
Paychex, Inc.	800	43,208
Total System Services, Inc.	705	33,544
The Western Union Co.	2,184	42,129

		440,888

Materials 2.45%
Alcoa, Inc.	2,200	21,076
Nucor Corp.	550	26,015

16	www.transparentvalue.com

Schedule of Investments
Transparent Value Large-Cap Value Fund March 31, 2016 (Unaudited)

	Shares	Value

Materials (continued)
Vulcan Materials Co.	296	$31,249

		78,340

Telecommunication Services 2.98%
AT&T, Inc.	672	26,322
Frontier Communications Corp.	3,787	21,169
Verizon Communications, Inc.	884	47,807

		95,298

Utilities 6.70%
Eversource Energy	697	40,663
Exelon Corp.	984	35,286
NextEra Energy, Inc.	376	44,496
NRG Energy, Inc.	1,521	19,788
PG&E Corp.	615	36,728
Pinnacle West Capital Corp.	499	37,460

		214,421

TOTAL COMMON STOCKS (Cost $3,085,020)		3,130,077

EXCHANGE TRADED FUNDS 1.01%
iShares® S&P 500® Value ETF	360	32,378

TOTAL EXCHANGE TRADED FUNDS (Cost $32,191)		32,378

Total Investments - 98.85% (Cost $3,117,211)		3,162,455

Other Assets in Excess of Liabilities - 1.15%		36,883

NET ASSETS - 100.00%		$3,199,338

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a public

        limited company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016 (Unaudited)	17

Schedule of Investments
Transparent Value Directional Allocation Fund March 31, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS 96.33%
Consumer Discretionary 16.07%
Autoliv, Inc.	56,784	$6,727,768
Carter’s, Inc.	101,314	10,676,469
Chipotle Mexican Grill, Inc.(a)	13,260	6,245,062
Comcast Corp. - Class A	119,222	7,282,080
Darden Restaurants, Inc.	152,792	10,130,110
Dollar General Corp.	117,471	10,055,518
Lowe’s Cos., Inc.	140,543	10,646,132
NVR, Inc.(a)	4,970	8,610,028
O’Reilly Automotive, Inc.(a)	37,482	10,257,324
Scripps Networks Interactive, Inc. - Class A	136,440	8,936,820
The TJX Cos., Inc.	152,439	11,943,596
Tribune Media Co. - Class A	186,888	7,167,155
Twenty-First Century Fox, Inc. - Class A	296,073	8,254,515
Ulta Salon Cosmetics & Fragrance, Inc.(a)	50,763	9,834,824
Williams-Sonoma, Inc.	112,334	6,149,163

		132,916,564

Consumer Staples 11.09%
Altria Group, Inc.	138,277	8,664,437
Church & Dwight Co., Inc.	99,088	9,133,932
The Clorox Co.	50,756	6,398,301
Constellation Brands, Inc. - Class A	58,181	8,790,567
Costco Wholesale Corp.	39,312	6,194,785
CVS Health Corp.	80,111	8,309,914
The Hershey Co.	84,593	7,790,169
Hormel Foods Corp.	278,867	12,058,209
The Kroger Co.	200,910	7,684,808
Monster Beverage Corp.(a)	62,161	8,291,034
Reynolds American, Inc.	167,284	8,416,058

		91,732,214

Energy 2.33%
EQT Corp.	76,885	5,171,285
National Oilwell Varco, Inc.	136,190	4,235,509
Range Resources Corp.	183,434	5,939,593
Southwestern Energy Co.(a)	484,739	3,911,844

		19,258,231

Financials 20.69%
Ally Financial, Inc.(a)	511,751	9,579,979
Arch Capital Group, Ltd.(a)	101,177	7,193,685
Arthur J Gallagher & Co.	229,236	10,196,417
Berkshire Hathaway, Inc. - Class B(a)	56,296	7,987,276
Camden Property Trust, REIT	122,414	10,293,793
Cincinnati Financial Corp.	175,966	11,501,138
Citizens Financial Group, Inc.	198,604	4,160,754
CME Group, Inc.	75,758	7,276,556
Crown Castle International Corp., REIT	98,163	8,491,100
Digital Realty Trust, Inc., REIT	96,647	8,552,293
FactSet Research Systems, Inc.	42,910	6,502,152
First Republic Bank	168,543	11,231,706
MSCI, Inc.	139,487	10,333,197

	Shares	Value

Financials (continued)
Nasdaq, Inc.	123,417	$8,192,420
New York Community Bancorp, Inc.	318,181	5,059,078
People’s United Financial, Inc.	544,789	8,678,489
SEI Investments Co.	189,865	8,173,688
Signature Bank(a)	62,778	8,545,341
Simon Property Group, Inc., REIT	46,413	9,639,516
The Travelers Cos., Inc.	81,861	9,553,997

		171,142,575

Health Care 11.15%
AbbVie, Inc.	149,968	8,566,172
AmerisourceBergen Corp.	84,478	7,311,571
Bristol-Myers Squibb Co.	162,678	10,391,870
Cerner Corp.(a)	141,075	7,471,332
Envision Healthcare Holdings, Inc.(a)	236,612	4,826,885
Johnson & Johnson	45,000	4,869,000
Laboratory Corp. of America Holdings(a)	65,216	7,638,750
Merck & Co., Inc.	85,378	4,517,350
Perrigo Co. PLC	35,386	4,526,931
Pfizer, Inc.	195,744	5,801,852
Quintiles Transnational Holdings, Inc.(a)	83,008	5,403,821
Universal Health Services, Inc. - Class B	66,447	8,287,270
Waters Corp.(a)	32,923	4,343,202
Zoetis, Inc.	186,260	8,256,906

		92,212,912

Industrials 8.59%
AGCO Corp.	107,449	5,340,215
Cintas Corp.	108,367	9,732,440
Danaher Corp.	73,295	6,952,764
Hubbell, Inc.	50,000	5,296,500
Ingersoll-Rand PLC	132,015	8,186,250
JB Hunt Transport Services, Inc.	109,067	9,187,804
Old Dominion Freight Line, Inc.(a)	97,138	6,762,748
Owens Corning, Inc.	124,582	5,890,237
Rockwell Collins, Inc.	97,664	9,005,598
United Technologies Corp.	47,342	4,738,934

		71,093,490

Information Technology 16.00%
Amdocs, Ltd.	137,716	8,320,801
Broadridge Financial Solutions, Inc.	119,624	7,094,899
CDK Global, Inc.	130,000	6,051,500
CDW Corp.	230,118	9,549,897
F5 Networks, Inc.(a)	70,121	7,422,308
FLIR Systems, Inc.	198,819	6,551,086
Gartner, Inc.(a)	75,517	6,747,444
Jack Henry & Associates, Inc.	102,322	8,653,372
Juniper Networks, Inc.	272,583	6,953,592
Nuance Communications, Inc.(a)	550,400	10,286,976
Paychex, Inc.	213,357	11,523,412
Synopsys, Inc.(a)	154,044	7,461,891
Trimble Navigation, Ltd.(a)	263,844	6,543,331

18	www.transparentvalue.com

Schedule of Investments
Transparent Value Directional Allocation Fund March 31, 2016 (Unaudited)

	Shares	Value
Information Technology (continued)
Vantiv, Inc. - Class A(a)	214,907	$11,579,189
VeriSign, Inc.(a)	126,264	11,179,415
VMware, Inc. - Class A(a)	123,748	6,473,258

		132,392,371

Materials 2.26%
Avery Dennison Corp.	136,786	9,863,638
Axalta Coating Systems, Ltd.(a)	141,417	4,129,376
The Sherwin-Williams Co.	16,583	4,720,683

		18,713,697

Telecommunication Services 3.43%
AT&T, Inc.	174,087	6,818,988
SBA Communications Corp. - Class A(a)	97,805	9,797,127
Verizon Communications, Inc.	218,292	11,805,231

		28,421,346

Utilities 4.72%
DTE Energy Co.	82,512	7,480,538
ITC Holdings Corp.	259,088	11,288,464
NextEra Energy, Inc.	96,071	11,369,042
PPL Corp.	234,449	8,925,474

		39,063,518

TOTAL COMMON STOCKS (Cost $765,918,363)		796,946,918

EXCHANGE TRADED FUNDS 3.18%
SPDR® S&P 500® ETF Trust	128,110	26,334,291

TOTAL EXCHANGE TRADED FUNDS (Cost $26,034,924)		26,334,291

Total Investments - 99.51% (Cost $791,953,287)		823,281,209

Other Assets in Excess of Liabilities - 0.49%		4,057,224

NET ASSETS - 100.00%		$827,338,433

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016 (Unaudited)	19

Statements of Assets and Liabilities
March 31, 2016 (Unaudited)

	Transparent Value Large-Cap Defensive Fund	Transparent Value Large-Cap Market Fund	Transparent Value Dividend Fund

ASSETS:
Investment securities, at cost	$25,236,673	$26,957,421	$20,839,969

Investment securities, at value	$26,669,418	$28,026,167	$21,361,091
Cash	196,230	160,565	515,435
Dividends receivable	23,021	25,725	35,378
Receivable for securities sold	1,074,776	51,957	15,781
Receivable for capital shares sold	3,819	102	46,353
Other assets	18,542	18,808	28,214

Total Assets	27,985,806	28,283,324	22,002,252

LIABILITIES:
Payable for capital shares redeemed	267,478	9,922	2,377
Payable for securities purchased	962,051	–	437,191
Accrued expenses:
Payable for investment adviser fees	8,663	9,144	1,579
Payable for administration fees	3,747	3,486	3,327
Payable for distribution and services fees	10,895	12,743	8,862
Payable for trustees’ fees(a)	1,516	1,492	1,440
Payable for Chief Compliance Officer fees	1,285	1,285	1,285
Accrued expenses and other payables	29,297	34,007	28,338

Total Liabilities	1,284,932	72,079	484,399

Net Assets	$26,700,874	$28,211,245	$21,517,853

NET ASSETS CONSIST OF:
Paid-in capital	$25,153,334	$27,102,492	$21,059,979
Accumulated net investment income (loss)	34,034	(64,767)	73,142
Accumulated net realized gain (loss) on investments	80,761	104,774	(136,390)
Net unrealized appreciation on investments	1,432,745	1,068,746	521,122

Net Assets	$26,700,874	$28,211,245	$21,517,853

PRICING OF CLASS A SHARES:
Net assets	$5,651,854	$5,841,956	$5,816,694
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	557,726	605,693	519,549

Net assets value, offering and redemption price per share	$10.13	$9.65	$11.20

Maximum offering price per share (NAV/0.9425), based on maximum sales charge of 5.75% of the offering price	$10.75	$10.24	$11.88

PRICING OF CLASS C SHARES:
Net assets	$9,582,871	$11,397,851	$6,816,779
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	956,628	1,207,388	612,157

Net assets value, offering and redemption price per share	$10.02	$9.44	$11.14

PRICING OF CLASS F-1 SHARES:
Net assets	$469,288	$451,404	$1,136,593
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	45,398	45,722	100,947

Net assets value, offering and redemption price per share	$10.34	$9.87	$11.26

PRICING OF CLASS I SHARES:
Net assets	$10,996,861	$10,520,034	$7,747,787
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	1,052,007	1,047,542	701,550

Net assets value, offering and redemption price per share	$10.45	$10.04	$11.04

(a)	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.

20	www.transparentvalue.com

Statements of Assets and Liabilities
March 31, 2016 (Unaudited)

	Transparent Value Large-Cap Value Fund	Transparent Value Directional Allocation Fund

ASSETS:
Investment securities, at cost	$3,117,211	$791,953,287

Investment securities, at value	$3,162,455	$823,281,209
Cash	31,677	1,759,846
Dividends receivable	5,703	716,282
Receivable for securities sold	–	6,543,660
Receivable for capital shares sold	–	354,864
Receivable due from Adviser	11,256	–
Other assets	27,671	24,422

Total Assets	3,238,762	832,680,283

LIABILITIES:
Payable for capital shares redeemed	–	3,968,512
Payable for securities purchased	9,025	–
Accrued expenses:
Payable for investment adviser fees	–	637,509
Payable for administration fees	2,431	56,276
Payable for distribution and services fees	450	361,303
Payable for trustees’ fees(a)	1,427	1,937
Payable for Chief Compliance Officer fees	1,285	1,285
Accrued expenses and other payables	24,806	315,028

Total Liabilities	39,424	5,341,850

Net Assets	$3,199,338	$827,338,433

NET ASSETS CONSIST OF:
Paid-in capital	$3,205,305	$933,684,599
Accumulated net investment income (loss)	13,968	(2,383,985)
Accumulated net realized loss on investments	(65,179)	(135,290,103)
Net unrealized appreciation on investments	45,244	31,327,922

Net Assets	$3,199,338	$827,338,433

PRICING OF CLASS A SHARES:
Net assets	$164,649	$175,677,350
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	17,798	13,995,207

Net assets value, offering and redemption price per share	$9.25	$12.55

Maximum offering price per share (NAV/0.9425), based on maximum sales charge of 5.75% of the offering price	$9.81	$13.32

PRICING OF CLASS C SHARES:
Net assets	$422,323	$304,692,846
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	46,357	24,881,318

Net assets value, offering and redemption price per share	$9.11	$12.25

PRICING OF CLASS F-1 SHARES:
Net assets	$11,938	$41,034,288
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	1,319	3,257,330

Net assets value, offering and redemption price per share	$9.05	$12.60

PRICING OF CLASS I SHARES:
Net assets	$2,600,428	$305,933,949
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	283,126	24,046,221

Net assets value, offering and redemption price per share	$9.18	$12.72

(a)	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016 (Unaudited)	21

Statements of Operations

	Transparent Value Large-Cap Defensive Fund	Transparent Value Large-Cap Market Fund	Transparent Value Dividend Fund

	For the Six Months Ended March 31, 2016 (Unaudited)	For the Six Months Ended March 31, 2016 (Unaudited)	For the Six Months Ended March 31, 2016 (Unaudited)

INVESTMENT INCOME:

Dividends (Net of foreign withholding taxes of $–, $– and $259, respectively)	$274,732	$256,327	$418,060

Total Investment Income	274,732	256,327	418,060

EXPENSES:

Investment Adviser fees	150,951	169,428	116,941
Distribution and service fees:
Class A	9,809	9,903	10,730
Class C	44,889	62,722	37,716
Class F-1	5,273	5,008	1,898
Administration fees	12,290	13,039	10,044
Interest Expense	2,064	2,433	1,901
Custody fees	4,674	1,796	5,903
Audit and Tax fees	12,435	11,347	13,101
Legal fees	14,209	14,581	13,223
Transfer agency fees	19,203	22,062	20,611
Trustee fees(a)	5,571	5,590	5,469
Registration fees	27,019	26,695	27,907
Insurance fees	1,572	1,740	1,118
Printing fees	2,574	3,671	3,775
Chief Compliance Officer fees	6,858	6,858	6,858
Other expenses	5,792	5,841	5,682

Total Expenses Before Waivers and/or Reimbursements	325,183	362,714	282,877

Less fees waived and/or reimbursed by Adviser (Note 6):
Class A	(15,144)	(12,448)	(21,502)
Class C	(24,963)	(30,410)	(29,177)
Class F-1	(11,729)	(9,713)	(5,872)
Class I	(32,666)	(31,800)	(37,872)

Net Expenses	240,681	278,343	188,454

Net Investment Income (Loss)	34,051	(22,016)	229,606

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain investments	203,542	456,961	692,255
Net change in unrealized appreciation on investments	2,249,839	2,297,481	1,364,722

Net Realized and Unrealized Gain on Investments	2,453,381	2,754,442	2,056,977

Net Increase in Net Assets Resulting from Operations	$2,487,432	$2,732,426	$2,286,583

(a)	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.

22	www.transparentvalue.com

Statements of Operations

	Transparent Value Large-Cap Value Fund	Transparent Value Directional Allocation Fund

	For the Six Months Ended March 31, 2016 (Unaudited)	For the Six Months Ended March 31, 2016 (Unaudited)

INVESTMENT INCOME:

Dividends	$47,140	$7,992,419

Total Investment Income	47,140	7,992,419

EXPENSES:

Investment Adviser fees	16,892	4,756,624
Distribution and service fees:
Class A	332	344,942
Class C	2,833	1,693,605
Class F-1	14	58,930
Administration fees	3,147	336,313
Interest Expense	85	53,166
Custody fees	3,337	21,653
Audit and Tax fees	12,454	11,070
Legal fees	11,403	104,973
Transfer agency fees	14,313	259,815
Trustee fees(a)	5,311	13,201
Registration fees	26,592	43,235
Insurance fees	122	46,749
Printing fees	343	151,210
Chief Compliance Officer fees	6,858	6,858
Other expenses	5,408	19,780

Total Expenses Before Waivers and/or Reimbursements	109,444	7,922,124

Less fees waived and/or reimbursed by Adviser (Note 6):
Class A	(5,248)	–
Class C	(13,802)	(93,021)
Class F-1	(283)	(12,746)
Class I	(67,178)	(101,745)

Net Expenses	22,933	7,714,612

Net Investment Income	24,207	277,807

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized loss investments	(26,576)	(21,384,180)
Net change in unrealized appreciation on investments	272,021	98,538,086

Net Realized and Unrealized Gain on Investments	245,445	77,153,906

Net Increase in Net Assets Resulting from Operations	$269,652	$77,431,713

(a)	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016 (Unaudited)	23

Statements of Changes in Net Assets
Transparent Value Large-Cap Defensive Fund

	For the Six Months
	Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015

FROM OPERATIONS:
Net investment income	$34,051	$246,753
Net realized gain on investments	203,542	2,250,337
Net change in unrealized appreciation (depreciation) on investments	2,249,839	(881,106)

Net Increase in net assets resulting from operations	2,487,432	1,615,984

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Distributions from net investment income	(28,239)	(54,401)
Distributions from realized capital gains	(565,249)	(1,624,493)
Class C:
Distributions from net investment income	(26,386)	(38,833)
Distributions from realized capital gains	(657,324)	(2,484,020)
Class F-1:
Distributions from net investment income	(1,547)	(143,676)
Distributions from realized capital gains	(40,053)	(3,729,824)
Class I:
Distributions from net investment income	(39,673)	(144,023)
Distributions from realized capital gains	(1,018,154)	(2,991,980)

Decrease in net assets from distributions to shareholders	(2,376,625)	(11,211,250)

FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	181,175	2,833,743
Net asset value of shares issued in reinvestment of distributions to shareholders	494,985	1,387,170
Payments for shares redeemed	(3,772,243)	(3,370,583)

Net increase (decrease) in net assets from Class A capital share transactions	(3,096,083)	850,330

Class C Shares:
Proceeds from shares sold	4,044,244	3,327,020
Net asset value of shares issued in reinvestment of distributions to shareholders	576,992	2,129,582
Payments for shares redeemed	(3,698,063)	(8,691,206)

Net increase (decrease) in net assets from Class C capital share transactions	923,173	(3,234,604)

Class F-1 Shares:
Proceeds from shares sold	15,007	87,779
Net asset value of shares issued in reinvestment of distributions to shareholders	41,600	118,147
Payments for shares redeemed	(17,912,537)	(1,984,682)

Net decrease in net assets from Class F-1 capital share transactions	(17,855,930)	(1,778,756)

Class I Shares:
Proceeds from shares sold	1,330,888	4,724,274
Net asset value of shares issued in reinvestment of distributions to shareholders	744,906	2,430,085
Payments for shares redeemed	(4,579,795)	(10,518,039)

Net decrease in net assets from Class I capital share transactions	(2,504,001)	(3,363,680)

Total Decrease in Net Assets	(22,422,034)	(17,121,976)

NET ASSETS:
Beginning of period	49,122,908	66,244,884

End of period	$26,700,874	$49,122,908

Accumulated Net Investment Income	$34,034	$95,828

See Notes to Financial Statements.

24	www.transparentvalue.com

Statements of Changes in Net Assets
Transparent Value Large-Cap Market Fund

	For the Six Months
	Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015

FROM OPERATIONS:
Net investment income (loss)	$(22,016)	$7,878
Net realized gain on investments	456,961	753,834
Net change in unrealized appreciation on investments	2,297,481	169,614

Net Increase in net assets resulting from operations	2,732,426	931,326

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Distributions from net investment income	(8,905)	–
Distributions from realized capital gains	(188,979)	(2,763,609)
Class C:
Distributions from net investment income	(19,239)	–
Distributions from realized capital gains	(415,421)	(3,919,931)
Class F-1:
Distributions from net investment income	(970)	–
Distributions from realized capital gains	(20,275)	(6,434,805)
Class I:
Distributions from net investment income	(21,515)	–
Distributions from realized capital gains	(439,439)	(7,523,704)

Decrease in net assets from distributions to shareholders	(1,114,743)	(20,642,049)

FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	1,037,210	2,395,304
Net asset value of shares issued in reinvestment of distributions to shareholders	181,296	2,577,945
Payments for shares redeemed	(1,463,367)	(10,931,259)

Net decrease in net assets from Class A capital share transactions	(244,861)	(5,958,010)

Class C Shares:
Proceeds from shares sold	860,254	7,019,177
Net asset value of shares issued in reinvestment of distributions to shareholders	393,154	3,623,923
Payments for shares redeemed	(3,259,813)	(9,029,230)

Net increase (decrease) in net assets from Class C capital share transactions	(2,006,405)	1,613,870

Class F-1 Shares:
Proceeds from shares sold	30,652	289,628
Net asset value of shares issued in reinvestment of distributions to shareholders	20,852	1,243,125
Payments for shares redeemed	(16,783,486)	(6,245,583)

Net decrease in net assets from Class F-1 capital share transactions	(16,731,982)	(4,712,830)

Class I Shares:
Proceeds from shares sold	1,950,056	10,290,331
Net asset value of shares issued in reinvestment of distributions to shareholders	385,377	6,489,073
Payments for shares redeemed	(6,036,052)	(49,634,586)

Net decrease in net assets from Class I capital share transactions	(3,700,619)	(32,855,182)

Total Decrease in Net Assets	(21,066,184)	(61,622,875)

NET ASSETS:
Beginning of period	49,277,429	110,900,304

End of period	$28,211,245	$49,277,429

Accumulated Net Investment Income (Loss)	$(64,767)	$7,878

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016 (Unaudited)	25

Statements of Changes in Net Assets
Transparent Value Dividend Fund

	For the Six Months
	Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015

FROM OPERATIONS:
Net investment income	$229,606	$710,826
Net realized gain (loss) on investments	692,255	(756,208)
Net change in unrealized appreciation (depreciation) on investments	1,364,722	(25,130)

Net Increase (Decrease) in net assets resulting from operations	2,286,583	(70,512)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Distributions from net investment income	(45,838)	(156,746)
Distributions from realized capital gains	–	(1,224,122)
Class C:
Distributions from net investment income	(40,291)	(115,210)
Distributions from realized capital gains	–	(1,171,197)
Class F-1:
Distributions from net investment income	(13,297)	(48,982)
Distributions from realized capital gains	–	(377,964)
Class I:
Distributions from net investment income	(94,503)	(385,415)
Distributions from realized capital gains	–	(2,528,630)

Decrease in net assets from distributions to shareholders	(193,929)	(6,008,266)

FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	3,644,418	4,349,894
Net asset value of shares issued in reinvestment of distributions to shareholders	41,034	1,095,911
Payments for shares redeemed	(3,581,163)	(8,474,154)

Net increase (decrease) in net assets from Class A capital share transactions	104,289	(3,028,349)

Class C Shares:
Proceeds from shares sold	853,178	2,977,504
Net asset value of shares issued in reinvestment of distributions to shareholders	36,805	1,213,707
Payments for shares redeemed	(3,001,379)	(3,165,243)

Net increase (decrease) in net assets from Class C capital share transactions	(2,111,396)	1,025,968

Class F-1 Shares:
Proceeds from shares sold	866,812	492,123
Net asset value of shares issued in reinvestment of distributions to shareholders	13,150	423,339
Payments for shares redeemed	(1,536,901)	(2,142,728)

Net decrease in net assets from Class F-1 capital share transactions	(656,939)	(1,227,266)

Class I Shares:
Proceeds from shares sold	259,797	2,655,468
Net asset value of shares issued in reinvestment of distributions to shareholders	72,786	2,534,953
Payments for shares redeemed	(5,610,571)	(12,647,469)

Net decrease in net assets from Class I capital share transactions	(5,277,988)	(7,457,048)

Total Decrease in Net Assets	(5,849,380)	(16,765,473)

NET ASSETS:
Beginning of period	27,367,233	44,132,706

End of period	$21,517,853	$27,367,233

Accumulated Net Investment Income	$73,142	$37,465

See Notes to Financial Statements.

26	www.transparentvalue.com

Statements of Changes in Net Assets
Transparent Value Large-Cap Value Fund

	For the Six Months
	Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015

FROM OPERATIONS:
Net investment income	$24,207	$59,697
Net realized gain (loss) on investments	(26,576)	160,272
Net change in unrealized appreciation (depreciation) on investments	272,021	(355,966)

Net Increase (Decrease) in net assets resulting from operations	269,652	(135,997)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Distributions from net investment income	(2,516)	(3,606)
Distributions from realized capital gains	(11,869)	(61,526)
Class C:
Distributions from net investment income	(3,520)	(4,375)
Distributions from realized capital gains	(31,542)	(122,444)
Class F-1:
Distributions from net investment income	(153)	(73)
Distributions from realized capital gains	(615)	(1,127)
Class I:
Distributions from net investment income	(45,115)	(49,047)
Distributions from realized capital gains	(148,194)	(659,519)

Decrease in net assets from distributions to shareholders	(243,524)	(901,717)

FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	65,031	55,759
Net asset value of shares issued in reinvestment of distributions to shareholders	13,008	62,479
Payments for shares redeemed	(145,679)	(151,101)

Net decrease in net assets from Class A capital share transactions	(67,640)	(32,863)

Class C Shares:
Proceeds from shares sold	226,436	508,455
Net asset value of shares issued in reinvestment of distributions to shareholders	35,062	125,727
Payments for shares redeemed	(387,683)	(592,392)

Net increase (decrease) in net assets from Class C capital share transactions	(126,185)	41,790

Class F-1 Shares:
Proceeds from shares sold	–	7,350
Net asset value of shares issued in reinvestment of distributions to shareholders	466	78
Payments for shares redeemed	–	(39)

Net increase in net assets from Class F-1 capital share transactions	466	7,389

Class I Shares:
Proceeds from shares sold	631	592,242
Net asset value of shares issued in reinvestment of distributions to shareholders	35,007	140,591
Payments for shares redeemed	(319,076)	(680,004)

Net increase (decrease) in net assets from Class I capital share transactions	(283,438)	52,829

Total Decrease in Net Assets	(450,669)	(968,569)

NET ASSETS:
Beginning of period	3,650,007	4,618,576

End of period	$3,199,338	$3,650,007

Accumulated Net Investment Income	$13,968	$41,065

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016 (Unaudited)	27

Statements of Changes in Net Assets
Transparent Value Directional Allocation Fund

	For the Six Months
	Ended March 31,	For the Year Ended
	2016 (Unaudited)	September 30, 2015

FROM OPERATIONS:
Net investment income (loss)	$277,807	$(3,696,948)
Net realized loss on investments	(21,384,180)	(113,683,660)
Net change in unrealized appreciation (depreciation) on investments	98,538,086	(10,284,012)

Net Increase (Decrease) in net assets resulting from operations	77,431,713	(127,664,620)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Distributions from realized capital gains	–	(37,101,844)
Class C:
Distributions from realized capital gains	–	(58,327,062)
Class F-1:
Distributions from realized capital gains	–	(10,464,518)
Class I:
Distributions from realized capital gains	–	(107,045,241)

Decrease in net assets from distributions to shareholders	–	(212,938,665)

FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	5,589,398	90,254,667
Net asset value of shares issued in reinvestment of distributions to shareholders	–	32,209,435
Payments for shares redeemed	(92,765,979)	(226,400,012)

Net decrease in net assets from Class A capital share transactions	(87,176,581)	(103,935,910)

Class C Shares:
Proceeds from shares sold	5,253,273	77,838,060
Net asset value of shares issued in reinvestment of distributions to shareholders	–	46,160,174
Payments for shares redeemed	(102,762,630)	(222,866,886)

Net decrease in net assets from Class C capital share transactions	(97,509,357)	(98,868,652)

Class F-1 Shares:
Proceeds from shares sold	2,872,993	25,103,293
Net asset value of shares issued in reinvestment of distributions to shareholders	–	10,049,987
Payments for shares redeemed	(19,723,339)	(84,676,431)

Net decrease in net assets from Class F-1 capital share transactions	(16,850,346)	(49,523,151)

Class I Shares:
Proceeds from shares sold	24,793,573	241,169,470
Net asset value of shares issued in reinvestment of distributions to shareholders	–	80,580,327
Payments for shares redeemed	(253,149,138)	(949,647,012)

Net decrease in net assets from Class I capital share transactions	(228,355,565)	(627,897,215)

Total Decrease in Net Assets	(352,460,136)	(1,220,828,213)

NET ASSETS:
Beginning of period	1,179,798,569	2,400,626,782

End of period	$827,338,433	$1,179,798,569

Accumulated Net Investment Loss	$(2,383,985)	$(2,661,792)

See Notes to Financial Statements.

28	www.transparentvalue.com

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Financial Highlights
For a share outstanding throughout the periods presented.

Year or Period End	Net Asset Value - beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income		Distributions from net realized capital gains	Total distributions	Redemption fees added to paid in capital
Transparent Value Large-Cap Defensive Fund
Class A
3/31/2016(p)	$ 10.59	0.01 (b)	0.55	0.56	(0.05)		(0.97)	(1.02)	–
9/30/2015	$ 12.70	0.04 (b)	0.14	0.18	(0.07)		(2.22)	(2.29)	–
9/30/2014	$ 13.34	0.03 (b)	1.45	1.48	(0.01)		(2.11)	(2.12)	–
9/30/2013	$ 12.18	0.02 (b)	2.17	2.19	(0.06)		(0.97)	(1.03)	–
9/30/2012	$ 10.03	0.08 (b)	2.26	2.34	(0.03)		(0.16)	(0.19)	0.00	(f)
9/30/2011	$ 9.87	0.10	0.15	0.25	(0.09)		–	(0.09)	0.00	(f)
Class C
3/31/2016(p)	$ 10.50	(0.02) (b)	0.55	0.53	(0.04)		(0.97)	(1.01)	–
9/30/2015	$ 12.64	(0.02) (b)	0.13	0.11	(0.03)		(2.22)	(2.25)	–
9/30/2014	$ 13.35	(0.04) (b)	1.45	1.41	(0.01)		(2.11)	(2.12)	–
9/30/2013	$ 12.20	(0.06) (b)	2.18	2.12	–		(0.97)	(0.97)	–
9/30/2012	$ 10.10	0.03 (b)	2.25	2.28	(0.02)		(0.16)	(0.18)	–
9/30/2011(g)	$ 11.04	0.00 (f)	(0.94)	(0.94)	–		–	–	–
Class F-1
3/31/2016(p)	$ 10.76	0.01 (b)	0.58	0.59	(0.04)		(0.97)	(1.01)	–
9/30/2015	$ 12.87	0.06 (b)	0.14	0.20	(0.09)		(2.22)	(2.31)	–
9/30/2014	$ 13.47	0.05 (b)	1.47	1.52	(0.01)		(2.11)	(2.12)	–
9/30/2013	$ 12.29	0.04 (b)	2.18	2.22	(0.07)		(0.97)	(1.04)	–
9/30/2012	$ 10.13	0.08 (b)	2.29	2.37	(0.05)		(0.16)	(0.21)	0.00	(f)
9/30/2011	$ 9.87	0.04	0.23	0.27	(0.01)		–	(0.01)	0.00	(f)
Class I
3/31/2016(p)	$ 10.86	0.03 (b)	0.57	0.60	(0.04)		(0.97)	(1.01)	–
9/30/2015	$ 12.96	0.09 (b)	0.14	0.23	(0.11)		(2.22)	(2.33)	–
9/30/2014	$ 13.52	0.08 (b)	1.48	1.56	(0.01)		(2.11)	(2.12)	–
9/30/2013	$ 12.33	0.06 (b)	2.20	2.26	(0.10)		(0.97)	(1.07)	–
9/30/2012	$ 10.15	0.13 (b)	2.28	2.41	(0.07)		(0.16)	(0.23)	0.00	(f)
9/30/2011(h)	$ 10.89	0.04	(0.78)	(0.74)	–		–	–	–
Transparent Value Large-Cap Market Fund
Class A
3/31/2016(p)	$ 9.53	(0.00) (b)(f)	0.44	0.44	(0.01)		(0.31)	(0.32)	–
9/30/2015	$ 12.92	(0.01) (b)	(0.11)	(0.12)	–		(3.27)	(3.27)	–
9/30/2014	$ 14.26	(0.04) (b)	1.63	1.59	–		(2.93)	(2.93)	–
9/30/2013	$ 12.27	(0.00) (b)(f)	2.84	2.84	(0.05)		(0.80)	(0.85)	–
9/30/2012	$ 10.05	0.02 (b)	2.37	2.39	(0.00)	(f)	(0.17)	(0.17)	0.00	(f)
9/30/2011	$ 9.90	0.05	0.16	0.21	(0.08)		–	(0.08)	0.02
Class C
3/31/2016(p)	$ 9.36	(0.03) (b)	0.43	0.40	(0.01)		(0.31)	(0.32)	–
9/30/2015	$ 12.81	(0.07) (b)	(0.11)	(0.18)	–		(3.27)	(3.27)	–
9/30/2014	$ 14.23	(0.12) (b)	1.63	1.51	–		(2.93)	(2.93)	–
9/30/2013	$ 12.28	(0.08) (b)	2.84	2.76	(0.01)		(0.80)	(0.81)	–
9/30/2012	$ 10.11	(0.05) (b)	2.39	2.34	–		(0.17)	(0.17)	–
9/30/2011(g)	$ 11.63	(0.01)	(1.51)	(1.52)	–		–	–	0.00	(f)
Class F-1
3/31/2016(p)	$ 9.74	(0.01) (b)	0.46	0.45	(0.01)		(0.31)	(0.32)	–
9/30/2015	$ 13.12	0.01 (b)	(0.12)	(0.11)	–		(3.27)	(3.27)	–
9/30/2014	$ 14.41	(0.02) (b)	1.66	1.64	–		(2.93)	(2.93)	–
9/30/2013	$ 12.39	0.02 (b)	2.86	2.88	(0.06)		(0.80)	(0.86)	–
9/30/2012	$ 10.13	0.03 (b)	2.40	2.43	(0.00)	(f)	(0.17)	(0.17)	0.00	(f)
9/30/2011	$ 9.91	(0.04)	0.27	0.23	(0.01)		–	(0.01)	0.00	(f)
Class I
3/31/2016(p)	$ 9.89	0.02 (b)	0.46	0.48	(0.02)		(0.31)	(0.33)	–
9/30/2015	$ 13.24	0.04 (b)	(0.12)	(0.08)	–		(3.27)	(3.27)	–
9/30/2014	$ 14.49	0.01 (b)	1.67	1.68	–		(2.93)	(2.93)	–
9/30/2013	$ 12.44	0.06 (b)	2.87	2.93	(0.08)		(0.80)	(0.88)	–
9/30/2012	$ 10.15	0.07 (b)	2.39	2.46	(0.00)	(f)	(0.17)	(0.17)	–
9/30/2011(h)	$ 11.54	0.01	(1.40)	(1.39)	–		–	–	0.00	(f)

30	www.transparentvalue.com

Financial Highlights
For a share outstanding throughout the periods presented.

Net Asset Value - end of period	Total return(a)	Net assets, end of period (000)	Ratio of expenses before waivers/reimbursements to average net assets(o)	Ratio of expenses after waivers/reimbursements to average net assets(o)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate

$ 10.13	5.53% (c)	$5,652	1.96% (d)(e)	1.51% (d)(e)	0.26% (d)	43% (c)
$ 10.59	1.39%	$8,941	1.67% (e)	1.50% (e)	0.36%	135%
$ 12.70	11.66%	$9,646	1.61% (e)	1.51% (e)	0.24%	236%
$ 13.34	19.71%	$11,510	1.77% (e)	1.51% (e)	0.13%	283%
$ 12.18	23.60%	$9,506	2.34% (e)	1.51% (e)	0.71%	256%
$ 10.03	2.51%	$298	3.17%	1.50%	0.37%	288%

$ 10.02	5.28% (c)	$9,583	2.67% (d)(e)	2.11% (d)(e)	(0.38%) (d)	43% (c)
$ 10.50	0.77%	$8,885	2.36% (e)	2.10% (e)	(0.21%)	135%
$ 12.64	11.05%	$14,202	2.28% (e)	2.11% (e)	(0.33%)	236%
$ 13.35	19.00%	$11,429	2.45% (e)	2.11% (e)	(0.51%)	283%
$ 12.20	22.79%	$6,652	2.94% (e)	2.11% (e)	0.23%	256%
$ 10.10	(8.51%) (c)	$35	3.41% (d)	2.10% (d)	0.06% (d)	288% (c)(j)

$ 10.34	5.72% (c)	$469	1.92% (d)(e)	1.36% (d)(e)	0.21% (d)	43% (c)
$ 10.76	1.48%	$17,458	1.61% (e)	1.35% (e)	0.54%	135%
$ 12.87	11.86%	$22,666	1.53% (e)	1.36% (e)	0.35%	236%
$ 13.47	19.88%	$27,970	1.70% (e)	1.36% (e)	0.28%	283%
$ 12.29	23.73%	$28,803	2.19% (e)	1.36% (e)	0.74%	256%
$ 10.13	2.77%	$26,135	2.82%	1.35%	0.43%	288%

$ 10.45	5.77% (c)	$10,997	1.67% (d)(e)	1.11% (d)(e)	0.64% (d)	43% (c)
$ 10.86	1.75%	$13,839	1.36% (e)	1.10% (e)	0.79%	135%
$ 12.96	12.15%	$19,731	1.28% (e)	1.11% (e)	0.64%	236%
$ 13.52	20.21%	$24,546	1.45% (e)	1.11% (e)	0.50%	283%
$ 12.33	24.04%	$17,482	1.94% (e)	1.11% (e)	1.10%	256%
$ 10.15	(6.80%) (c)	$2,066	2.45% (d)	1.10% (d)	0.65% (d)	288% (c)(j)

$ 9.65	4.63% (c)	$5,842	1.93% (d)(e)	1.51% (d)(e)	(0.04%) (d)	34% (c)
$ 9.53	(0.83%)	$6,031	1.66% (e)	1.51% (e)	(0.07%)	134%
$ 12.92	11.67%	$14,724	1.58% (e)	1.51% (e)	(0.28%)	268%
$ 14.26	24.92%	$29,504	1.72% (e)	1.51% (e)	(0.00%) (i)	284%
$ 12.27	24.04%	$23,739	2.15% (e)	1.51% (e)	0.16%	305%
$ 10.05	2.29%	$9,452	2.96%	1.50%	0.20%	331%

$ 9.44	4.27% (c)	$11,398	2.60% (d)(e)	2.11% (d)(e)	(0.64%) (d)	34% (c)
$ 9.36	(1.44%)	$13,316	2.33% (e)	2.11% (e)	(0.67%)	134%
$ 12.81	11.04%	$15,655	2.22% (e)	2.11% (e)	(0.89%)	268%
$ 14.23	24.09%	$14,483	2.37% (e)	2.11% (e)	(0.63%)	284%
$ 12.28	23.37%	$9,611	2.75% (e)	2.11% (e)	(0.40%)	305%
$ 10.11	(13.07%) (c)	$1,115	3.54% (d)	2.10% (d)	(0.47%) (d)	331% (c)(j)

$ 9.87	4.63% (c)	$451	1.85% (d)(e)	1.36% (d)(e)	(0.21%) (d)	34% (c)
$ 9.74	(0.72%)	$15,896	1.58% (e)	1.36% (e)	0.11%	134%
$ 13.12	11.92%	$26,877	1.47% (e)	1.36% (e)	(0.15%)	268%
$ 14.41	25.01%	$35,741	1.62% (e)	1.36% (e)	0.18%	284%
$ 12.39	24.25%	$33,495	2.00% (e)	1.36% (e)	0.28%	305%
$ 10.13	2.28%	$25,749	2.83%	1.35%	(0.17%)	331%

$ 10.04	4.77% (c)	$10,520	1.60% (d)(e)	1.11% (d)(e)	0.36% (d)	34% (c)
$ 9.89	(0.44%)	$14,035	1.33% (e)	1.11% (e)	0.36%	134%
$ 13.24	12.18%	$53,644	1.22% (e)	1.11% (e)	0.11%	268%
$ 14.49	25.38%	$42,788	1.37% (e)	1.11% (e)	0.45%	284%
$ 12.44	24.52%	$44,503	1.75% (e)	1.11% (e)	0.61%	305%
$ 10.15	(12.05%) (c)	$5,750	2.48% (d)	1.10% (d)	0.20% (d)	331% (c)(j)

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016 (Unaudited)	31

Financial Highlights
For a share outstanding throughout the periods presented.

Year or Period End	Net Asset Value - beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized capital gains	Total distributions	Redemption fees added to paid in capital
Transparent Value Dividend Fund
Class A
3/31/2016(p)	$ 10.21	0.10	(b)	0.97	1.07	(0.08)	–	(0.08)	–
9/30/2015	$ 12.23	0.20	(b)	(0.42)	(0.22)	(0.21)	(1.59)	(1.80)	–
9/30/2014	$ 12.78	0.18	(b)	1.00	1.18	(0.20)	(1.53)	(1.73)	–
9/30/2013	$ 10.87	0.20	(b)	2.35	2.55	(0.18)	(0.46)	(0.64)	–
9/30/2012	$ 8.88	0.20	(b)	2.08	2.28	(0.24)	(0.05)	(0.29)	0.00	(f)
9/30/2011(g)	$ 10.20	0.05		(1.37)	(1.32)	–	–	–	–
Class C
3/31/2016(p)	$ 10.16	0.07	(b)	0.97	1.04	(0.06)	–	(0.06)	–
9/30/2015	$ 12.18	0.13	(b)	(0.42)	(0.29)	(0.14)	(1.59)	(1.73)	–
9/30/2014	$ 12.73	0.10	(b)	0.99	1.09	(0.11)	(1.53)	(1.64)	–
9/30/2013	$ 10.83	0.13	(b)	2.35	2.48	(0.12)	(0.46)	(0.58)	–
9/30/2012	$ 8.86	0.13	(b)	2.08	2.21	(0.19)	(0.05)	(0.24)	–
9/30/2011(g)	$ 10.20	0.06		(1.40)	(1.34)	–	–	–	–
Class F-1
3/31/2016(p)	$ 10.28	0.11	(b)	0.97	1.08	(0.10)	–	(0.10)	–
9/30/2015	$ 12.31	0.22	(b)	(0.43)	(0.21)	(0.23)	(1.59)	(1.82)	–
9/30/2014	$ 12.84	0.20	(b)	1.01	1.21	(0.21)	(1.53)	(1.74)	–
9/30/2013	$ 10.91	0.23	(b)	2.36	2.59	(0.20)	(0.46)	(0.66)	–
9/30/2012	$ 8.90	0.22	(b)	2.08	2.30	(0.24)	(0.05)	(0.29)	0.00	(f)
9/30/2011(g)	$ 10.20	0.03		(1.33)	(1.30)	–	–	–	–
Class I
3/31/2016(p)	$ 10.07	0.12	(b)	0.96	1.08	(0.11)	–	(0.11)	–
9/30/2015	$ 12.09	0.24	(b)	(0.42)	(0.18)	(0.25)	(1.59)	(1.84)	–
9/30/2014	$ 12.62	0.24	(b)	0.97	1.21	(0.21)	(1.53)	(1.74)	–
9/30/2013	$ 10.73	0.24	(b)	2.33	2.57	(0.22)	(0.46)	(0.68)	–
9/30/2012	$ 8.91	0.23	(b)	2.06	2.29	(0.42)	(0.05)	(0.47)	–
9/30/2011(k)	$ 10.00	0.18		(1.27)	(1.09)	–	–	–	–
Transparent Value Large-Cap Value Fund
Class A
3/31/2016(p)	$ 9.11	0.05	(b)	0.68	0.73	(0.10)	(0.49)	(0.59)	–
9/30/2015	$ 11.65	0.11	(b)	(0.42)	(0.31)	(0.12)	(2.11)	(2.23)	–
9/30/2014	$ 11.62	0.09	(b)	1.44	1.53	(0.08)	(1.42)	(1.50)	–
9/30/2013	$ 10.78	0.10	(b)	2.36	2.46	(0.14)	(1.48)	(1.62)	–
9/30/2012	$ 8.47	0.13	(b)	2.25	2.38	(0.07)	–	(0.07)	–
9/30/2011(g)	$ 10.03	0.02		(1.58)	(1.56)	–	–	–	–
Class C
3/31/2016(p)	$ 8.96	0.02	(b)	0.67	0.69	(0.05)	(0.49)	(0.54)	–
9/30/2015	$ 11.53	0.05	(b)	(0.43)	(0.38)	(0.08)	(2.11)	(2.19)	–
9/30/2014	$ 11.53	0.03	(b)	1.42	1.45	(0.03)	(1.42)	(1.45)	–
9/30/2013	$ 10.68	0.03	(b)	2.35	2.38	(0.05)	(1.48)	(1.53)	–
9/30/2012	$ 8.44	0.10	(b)	2.20	2.30	(0.06)	–	(0.06)	–
9/30/2011(g)	$ 10.03	0.03		(1.62)	(1.59)	–	–	–	–
Class F-1
3/31/2016(p)	$ 8.93	0.06	(b)	0.67	0.73	(0.12)	(0.49)	(0.61)	–
9/30/2015	$ 11.47	0.13	(b)	(0.42)	(0.29)	(0.14)	(2.11)	(2.25)	–
9/30/2014	$ 11.56	0.11	(b)	1.42	1.53	(0.20)	(1.42)	(1.62)	–
9/30/2013	$ 10.75	0.12	(b)	2.34	2.46	(0.17)	(1.48)	(1.65)	–
9/30/2012	$ 8.47	0.14	(b)	2.25	2.39	(0.11)	–	(0.11)	–
9/30/2011(g)	$ 10.03	0.06		(1.62)	(1.56)	–	–	–	–
Class I
3/31/2016(p)	$ 9.07	0.07	(b)	0.67	0.74	(0.14)	(0.49)	(0.63)	–
9/30/2015	$ 11.61	0.15	(b)	(0.42)	(0.27)	(0.16)	(2.11)	(2.27)	–
9/30/2014	$ 11.58	0.15	(b)	1.43	1.58	(0.13)	(1.42)	(1.55)	–
9/30/2013	$ 10.77	0.15	(b)	2.34	2.49	(0.20)	(1.48)	(1.68)	–
9/30/2012	$ 8.48	0.17	(b)	2.24	2.41	(0.12)	–	(0.12)	–
9/30/2011(k)	$ 10.00	0.07		(1.59)	(1.52)	–	–	–	–

32	www.transparentvalue.com

Financial Highlights
For a share outstanding throughout the periods presented.

Net Asset Value - end of period	Total return(a)		Net assets, end of period (000)	Ratio of expenses before waivers/reimbursements to average net assets(o)		Ratio of expenses after waivers/reimbursements to average net assets(o)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$11.20	10.47%	(c)	$5,817	2.26%	(d)(e)	1.52%	(d)(e)	1.95%	(d)	135%	(c)
$10.21	(2.28%)		$5,313	1.88%	(e)	1.51%	(e)	1.76%		181%
$12.23	9.90%		$9,684	1.84%	(e)	1.51%	(e)	1.41%		181%
$12.78	24.45%		$25,014	2.12%	(e)	1.50%	(e)	1.69%		198%
$10.87	26.02%		$9,043	3.87%	(e)	1.50%	(e)	1.92%		290%
$8.88	(12.94%)	(c)	$1,371	8.72%	(d)	1.50%	(d)	4.42%	(d)	121%	(c)(m)

$11.14	10.24%	(c)	$6,817	2.89%	(d)(e)	2.12%	(d)(e)	1.27%	(d)	135%	(c)
$10.16	(2.93%)		$8,245	2.54%	(e)	2.11%	(e)	1.18%		181%
$12.18	9.17%		$8,792	2.45%	(e)	2.11%	(e)	0.84%		181%
$12.73	23.86%		$8,215	2.73%	(e)	2.10%	(e)	1.09%		198%
$10.83	25.23%		$2,998	4.47%	(e)	2.10%	(e)	1.30%		290%
$8.86	(13.14%)	(c)	$62	10.02%	(d)	2.10%	(d)	2.44%	(d)	121%	(c)(m)

$11.26	10.60%	(c)	$1,137	2.14%	(d)(e)	1.37%	(d)(e)	2.04%	(d)	135%	(c)
$10.28	(2.20%)		$1,686	1.79%	(e)	1.36%	(e)	1.91%		181%
$12.31	10.09%		$3,310	1.70%	(e)	1.36%	(e)	1.56%		181%
$12.84	24.72%		$8,490	1.98%	(e)	1.35%	(e)	1.85%		198%
$10.91	26.10%		$2,205	3.72%	(e)	1.35%	(e)	2.10%		290%
$8.90	(12.75%)	(c)	$98	9.67%	(d)	1.35%	(d)	7.01%	(d)	121%	(c)(m)

$11.04	10.74%	(c)	$7,748	1.89%	(d)(e)	1.12%	(d)(e)	2.24%	(d)	135%	(c)
$10.07	(1.93%)		$12,123	1.54%	(e)	1.11%	(e)	2.15%		181%
$12.09	10.29%		$22,347	1.45%	(e)	1.11%	(e)	1.95%		181%
$12.62	25.00%		$3,793	1.73%	(e)	1.10%	(e)	2.07%		198%
$10.73	26.41%		$2,906	3.47%	(e)	1.10%	(e)	2.30%		290%
$8.91	(10.90%)	(c)	$1,801	10.44%	(d)	1.10%	(d)	2.79%	(d)	121%	(c)

$9.25	8.14%	(c)	$165	6.28%	(d)(e)	1.50%	(d)(e)	1.07%	(d)	51%	(c)
$9.11	(3.61%)		$230	5.21%	(e)	1.50%	(e)	1.11%		165%
$11.65	14.07%		$332	4.42%	(e)	1.50%	(e)	0.78%		138%
$11.62	26.30%		$1,308	5.61%	(e)	1.51%	(e)	0.90%		178%
$10.78	28.16%		$431	6.12%	(e)	1.52%	(e)	1.30%		167%
$8.47	(15.55%)	(c)	$55	6.91%	(d)	1.50%	(d)	1.39%	(d)	110%	(c)(m)

$9.11	7.82%	(c)	$422	6.98%	(d)(e)	2.10%	(d)(e)	0.53%	(d)	51%	(c)
$8.96	(4.45%)		$549	5.90%	(e)	2.10%	(e)	0.46%		165%
$11.53	13.40%		$671	5.04%	(e)	2.10%	(e)	0.24%		138%
$11.53	25.53%		$625	6.21%	(e)	2.11%	(e)	0.28%		178%
$10.68	27.35%		$66	6.72%	(e)	2.12%	(e)	1.01%		167%
$8.44	(15.85%)	(c)	$4	8.90%	(d)	2.10%	(d)	0.64%	(d)	110%	(c)(m)

$9.05	8.28%	(c)	$12	6.23%	(d)(e)	1.35%	(d)(e)	1.32%	(d)	51%	(c)
$8.93	(3.56%)		$11	5.15%	(e)	1.35%	(e)	1.28%		165%
$11.47	14.21%		$6	4.29%	(e)	1.35%	(e)	0.94%		138%
$11.56	26.37%		$15	5.46%	(e)	1.36%	(e)	1.09%		178%
$10.75	28.34%		$5	5.97%	(e)	1.37%	(e)	1.40%		167%
$8.47	(15.55%)	(c)	$4	8.16%	(d)	1.35%	(d)	1.39%	(d)	110%	(c)(m)

$9.18	8.35%	(c)	$2,600	5.98%	(d)(e)	1.10%	(d)(e)	1.56%	(d)	51%	(c)
$9.07	(3.31%)		$2,860	4.90%	(e)	1.10%	(e)	1.50%		165%
$11.61	14.55%		$3,610	4.04%	(e)	1.10%	(e)	1.26%		138%
$11.58	26.79%		$2,910	5.21%	(e)	1.11%	(e)	1.36%		178%
$10.77	28.64%		$2,704	5.72%	(e)	1.12%	(e)	1.68%		167%
$8.48	(15.20%)	(c)	$4,471	8.03%	(d)	1.10%	(d)	1.78%	(d)	110%	(c)

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016 (Unaudited)	33

Financial Highlights
For a share outstanding throughout the periods presented.

Year or Period End	Net Asset Value - beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized capital gains	Total distributions	Redemption fees added to paid in capital
Transparent Value Directional Allocation Fund
Class A
3/31/2016(p)	$ 11.61	0.01	(b)	0.93	0.94	–	–	–	–
9/30/2015	$ 14.22	(0.02)	(b)	(1.17)	(1.19)	–	(1.42)	(1.42)	–
9/30/2014	$ 13.37	(0.08)	(b)	1.38	1.30	–	(0.45)	(0.45)	–
9/30/2013	$ 10.62	(0.04)	(b)	2.90	2.86	(0.02)	(0.09)	(0.11)	–
9/30/2012(n)	$ 10.00	0.01	(b)	0.61	0.62	–	–	–	–
Class C
3/31/2016(p)	$ 11.36	(0.03)	(b)	0.92	0.89	–	–	–	–
9/30/2015	$ 14.04	(0.11)	(b)	(1.15)	(1.26)	–	(1.42)	(1.42)	–
9/30/2014	$ 13.28	(0.16)	(b)	1.37	1.21	–	(0.45)	(0.45)	–
9/30/2013	$ 10.59	(0.12)	(b)	2.90	2.78	–	(0.09)	(0.09)	–
9/30/2012(n)	$ 10.00	(0.01)	(b)	0.60	0.59	–	–	–	–
Class F- 1
3/31/2016(p)	$ 11.65	0.01	(b)	0.94	0.95	–	–	–	–
9/30/2015	$ 14.25	(0.01)	(b)	(1.17)	(1.18)	–	(1.42)	(1.42)	–
9/30/2014	$ 13.37	(0.06)	(b)	1.39	1.33	–	(0.45)	(0.45)	–
9/30/2013	$ 10.62	(0.02)	(b)	2.89	2.87	(0.03)	(0.09)	(0.12)	–
9/30/2012(n)	$ 10.00	0.01	(b)	0.61	0.62	–	–	–	–
Class I
3/31/2016(p)	$ 11.75	0.03	(b)	0.94	0.97	–	–	–	–
9/30/2015	$ 14.33	0.02	(b)	(1.18)	(1.16)	–	(1.42)	(1.42)	–
9/30/2014	$ 13.41	(0.02)	(b)	1.39	1.37	–	(0.45)	(0.45)	–
9/30/2013	$ 10.62	(0.01)	(b)	2.92	2.91	(0.03)	(0.09)	(0.12)	–
9/30/2012(n)	$ 10.00	0.01	(b)	0.61	0.62	–	–	–	–

34	www.transparentvalue.com

Financial Highlights
For a share outstanding throughout the periods presented.

Net Asset Value - end of period	Total return(a)		Net assets, end of period (000)	Ratio of expenses before waivers/reimbursements to average net assets(o)		Ratio of expenses after waivers/reimbursements to average net assets(o)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$12.55	8.10	% (c)	$175,677	1.49	% (d)(e)	1.49	% (d)(e)	0.11%	(d)	110	% (c)
$11.61	(8.71%)		$246,227	1.43	% (e)	1.43	% (e)	(0.16%)		208%
$14.22	9.76%		$412,305	1.50	% (e)(l)	1.50	% (e)(l)	(0.56%)		300%
$13.37	27.22%		$291,488	1.63	% (e)	1.50	% (e)	(0.37%)		442%
$10.62	6.20	% (c)	$26,413	3.68	% (d)(e)	1.51	% (d)(e)	0.50%	(d)	171	% (c)

$12.25	7.83	% (c)	$304,693	2.17	% (d)(e)	2.11	% (d)(e)	(0.51%)	(d)	110	% (c)
$11.36	(9.37%)		$376,154	2.10	% (e)(l)	2.10	% (e)(l)	(0.85%)		208%
$14.04	9.14%		$574,466	2.10	% (e)(l)	2.10	% (e)(l)	(1.17%)		300%
$13.28	26.52%		$161,228	2.25	% (e)	2.10	% (e)	(1.01%)		442%
$10.59	5.90	% (c)	$4,378	4.29	% (d)(e)	2.11	% (d)(e)	(0.21%)	(d)	171	% (c)

$12.60	8.15	% (c)	$41,034	1.41	% (d)(e)	1.36	% (d)(e)	0.24%	(d)	110	% (c)
$11.65	(8.61%)		$54,147	1.35	% (e)(l)	1.35	% (e)(l)	(0.10%)		208%
$14.25	9.99%		$119,827	1.35	% (e)(l)	1.35	% (e)(l)	(0.42%)		300%
$13.37	27.33%		$39,406	1.50	% (e)	1.35	% (e)	(0.14%)		442%
$10.62	6.20	% (c)	$9,370	3.54	% (d)(e)	1.36	% (d)(e)	0.44%	(d)	171	% (c)

$12.72	8.26	% (c)	$305,934	1.16	% (d)(e)	1.11	% (d)(e)	0.48%	(d)	110	% (c)
$11.75	(8.40%)		$503,270	1.10	% (e)(l)	1.10	% (e)(l)	0.15%		208%
$14.33	10.27%		$1,294,029	1.10	% (e)(l)	1.10	% (e)(l)	(0.17%)		300%
$13.41	27.71%		$329,551	1.25	% (e)	1.10	% (e)	(0.04%)		442%
$10.62	6.20	% (c)	$4,443	3.29	% (d)(e)	1.11	% (d)(e)	0.41%	(d)	171	% (c)

(a)	Total return does not reflect the effect of sales charges on Class A and Class C Shares.
(b)	Per share numbers have been calculated using the average share method.
(c)	Not Annualized.
(d)	Annualized.
(e)	Amounts include the effect of the interest expense associated with the Funds’ Line of Credit.
(f)	Less than $0.01.
(g)	Period from April 18, 2011 (inception date) through September 30, 2011.
(h)	Period from February 15, 2011 (inception date) through September 30, 2011.
(i)	Less than 0.01%.
(j)	Portfolio turnover rate is calculated at the Fund level and represents the year ended September 30, 2011.
(k)	Period from February 10, 2011 (inception date) through September 30, 2011.
(l)

The portion of the ratios of expenses before and after waivers/reimbursements to average net assets attributable to recoupments of prior fee reductions or expense reimbursements is 1.46% for Class A, 2.09% for Class C, 1.34% for Class F-1, and 1.09% for Class I.

(m)	Portfolio turnover rate is calculated at the Fund level and represents the period from February 10, 2011 (inception date) through September 30, 2011.
(n)	Period from June 18, 2012 (inception date) through September 30, 2012.
(o)	Does not include expenses of the underlying funds in which the Fund invests.
(p)	For the six months ended March 31, 2016 (Unaudited).

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2016 (Unaudited)	35

Notes to Financial Statements
March 31, 2016 (Unaudited)

1. ORGANIZATION

Transparent Value Trust (the “Trust”), a Delaware statutory trust, is an open-end, management investment company of the series type registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and commonly known as a “mutual fund.” As of March 31, 2016, the Trust offered 6 registered funds, and this semi-annual report relates to 5 of these funds. The accompanying financial statements and financial highlights include the Transparent Value Large-Cap Defensive Fund, the Transparent Value Large-Cap Market Fund, the Transparent Value Dividend Fund, the Transparent Value Large-Cap Value Fund, and the Transparent Value Directional Allocation Fund (each, a “Fund”, and collectively, the “Funds”), respectively.

The Funds’ investment objectives are to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Transparent Value Large-Cap Defensive IndexSM (the “Defensive Index” or “Index”), the Transparent Value Large-Cap Market IndexSM (the “Market Index” or “Index”), the Transparent Value Dividend IndexSM (the “Dividend Index” or “Index”), the Transparent Value Large-Cap Value IndexSM (the “Value Index” or “Index”), and the Transparent Value Directional Allocation IndexSM (the “Allocation Index” or “Index”), respectively.

The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest (“shares”) and different classes of shares of each series. Each Fund offers Class A Shares, Class C Shares, Class F-1 Shares and Class I Shares. Class A Shares issued by the Funds are subject to a maximum sales charge of 5.75% of the offering price. Class C Shares issued by the Funds are subject to a maximum deferred sales charge of 1.00% on the lower of the original purchase price or the value of the shares redeemed. Each Fund’s Class A Shares, Class C Shares and Class F-1 Shares are subject to a distribution and shareholder service (12b-1) fee. In addition, the Funds’ Class A Shares are subject to a shareholder and administrative service fee. Each Fund has authorized the creation of Class R shares, but such shares are not currently offered. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds operate as investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

A) Net Asset Value: The net asset values (“NAVs”) of each Fund’s share classes (Class A, Class C, Class F-1 and Class I) are computed based upon the value of the securities and other assets and liabilities held by the Fund. NAVs are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for trading.

B) Investment Valuation: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m., Eastern Time, if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, provided such amount approximates market value. If such prices are not readily available or determined to not represent the fair value of a security as of a Fund’s pricing time, the security will be valued at fair value as determined by a valuation committee pursuant to the valuation policies approved by the Board. At March 31, 2016, none of the Fund’s assets were fair valued pursuant to the Board approved fair valuation policies.

C) Securities Transactions and Investment Income: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Net realized gains and losses from securities transactions are determined on the basis of identified cost for both financial reporting and income tax purposes.

D) Use of Estimates: The financial statements were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates are appropriate; however, actual results may differ from those estimates.

E) Distributions to Shareholders: The Funds intend to annually distribute to shareholders all of their net income and/or capital gains with the exception of the Transparent Value Dividend Fund which makes quarterly income distributions. Distributions to shareholders are recorded by the Funds on ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

The Funds recharacterize distributions received from Real Estate Investment Trust (“REIT”) investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information

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Notes to Financial Statements
March 31, 2016 (Unaudited)

is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

3. FAIR VALUE MEASUREMENTS

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the fair value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2—Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3—Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques used by the Funds to measure fair value during the six months ended March 31, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Funds’ investments carried at fair value:

Transparent Value Large-Cap Defensive Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$25,609,962	$–	$–	$25,609,962
Exchange Traded Funds	1,059,456	–	–	1,059,456

TOTAL	$26,669,418	$–	$–	$26,669,418

Transparent Value Large-Cap Market Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$27,266,417	$–	$–	$27,266,417
Exchange Traded Funds	759,750	–	–	759,750

TOTAL	$28,026,167	$–	$–	$28,026,167

Transparent Value Dividend Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$20,873,929	$–	$–	$20,873,929
Exchange Traded Funds	487,162	–	–	487,162

TOTAL	$21,361,091	$–	$–	$21,361,091

Transparent Value Large-Cap Value Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$3,130,077	$–	$–	$3,130,077
Exchange Traded Funds	32,378	–	–	32,378

TOTAL	$3,162,455	$–	$–	$3,162,455

Semi-Annual Report | March 31, 2016 (Unaudited)	37

Notes to Financial Statements
March 31, 2016 (Unaudited)

Transparent Value Directional Allocation Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$796,946,918	$–	$–	$796,946,918
Exchange Traded Funds	26,334,291	–	–	26,334,291

TOTAL	$823,281,209	$–	$–	$823,281,209

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period.

For the six months ended March 31, 2016, the Funds did not have any unobservable inputs (Level 3) used in determining fair value.

4. INCOME TAX

The Funds’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Funds have qualified and intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, for federal income tax purposes and to distribute substantially all net investment income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Management has reviewed the Funds’ tax positions for all open tax years and concluded that the Funds have no material uncertain tax position at March 31, 2016. As of and during the period ended March 31, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Transparent Value Large-Cap Defensive Fund

Gross appreciation on investments
(excess of value over tax cost)	$ 2,169,893
Gross depreciation on investments
(excess of tax cost over value)	(925,342)

Net unrealized appreciation	$ 1,244,551

Cost of investments for income tax purposes	$ 25,424,867

Transparent Value Large-Cap Market Fund

Gross appreciation on investments
(excess of value over tax cost)	$ 2,515,786
Gross depreciation on investments
(excess of tax cost over value)	(1,605,870)

Net unrealized appreciation	$909,916

Cost of investments for income tax purposes	$ 27,116,251

Transparent Value Dividend Fund

Gross appreciation on investments
(excess of value over tax cost)	$ 847,715
Gross depreciation on investments
(excess of tax cost over value)	(563,780)

Net unrealized appreciation	$283,935

Cost of investments for income tax purposes	$ 21,077,156

Transparent Value Large-Cap Value Fund

Gross appreciation on investments
(excess of value over tax cost)	$ 206,481
Gross depreciation on investments
(excess of tax cost over value)	(184,228)

Net unrealized appreciation	$22,253

Cost of investments for income tax purposes	$ 3,140,202

Transparent Value Directional Allocation Fund

Gross appreciation on investments
(excess of value over tax cost)	$ 50,795,279
Gross depreciation on investments
(excess of tax cost over value)	(23,172,911)

Net unrealized appreciation	$ 27,622,368

Cost of investments for income tax purposes	$ 795,658,841

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to tax deferral of losses in wash sales.

As of September 30, 2015, the most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

Transparent Value Large-Cap Defensive Fund

Undistributed net investment income	$ 1,155,359
Accumulated net realized gain	1,198,258
Net unrealized depreciation on investments	(916,884)

Total	$ 1,436,733

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Notes to Financial Statements
March 31, 2016 (Unaudited)

Transparent Value Large-Cap Market Fund

Undistributed net investment income	$7,878
Accumulated net realized gain	1,040,607
Net unrealized depreciation on investments	(1,557,415)
Total	$(508,930)

Transparent Value Dividend Fund
Undistributed net investment income	$37,465
Accumulated net realized loss	(695,857)
Net unrealized depreciation on investments	(976,388)
Total	$(1,634,780)

Transparent Value Large-Cap Value Fund
Undistributed net investment income	$41,065
Accumulated net realized gain	186,166
Net unrealized depreciation on investments	(259,326)
Total	$(32,095)

Transparent Value Directional Allocation Fund
Undistributed net investment income	$–
Accumulated net realized loss	(106,482,398)
Net unrealized depreciation on investments	(74,633,689)
Other cumulative effect of timing differences	(2,661,792)
Total	$(183,777,879)

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. The amounts and characteristics of tax basis distributions and composition of distributable earnings (accumulated loss) are finalized at fiscal year-end: accordingly, tax basis balances have not been determined as of March 31, 2016.

The character of distributions paid for the year ending September 30, 2015 were as follows:

	Ordinary Income	Long-Term Capital Gain
Transparent Value Large-Cap Defensive Fund	$9,645,253	$1,565,997
Transparent Value Large-Cap Market Fund	19,021,227	1,620,822
Transparent Value Dividend Fund	4,329,400	1,678,866
Transparent Value Large-Cap Value Fund	426,822	474,895
Transparent Value Directional Allocation Fund	210,535,542	2,403,123

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the composition of net assets under accounting principles generally accepted in the United States. Accordingly, for the period ended September 30, 2015, the most recent fiscal year end, certain differences were reclassified as follows:

	Undistributed Net Investment Income	Accumulated Net Realized Gain(Loss) on Investments	Paid-in Capital
Transparent Value Large-Cap Defensive Fund	$–	$–	$ –
Transparent Value Large-Cap Market Fund	$–	$–	$ –
Transparent Value Dividend Fund	$98	$34	$ (132)
Transparent Value Large-Cap Value Fund	$79	$(34)	$ (45)
Transparent Value Directional Allocation Fund	$1,035,156	$(3,041)	$ (1,032,115)

These differences were primarily due to the differing tax treatment of certain nondeductible expenses and net operating losses offset to short-term capital gains.

Post-Enactment Capital Losses

Capital losses as of September 30, 2015 deferred to the next tax year were as follows:

Fund	Short-Term
Transparent Value Directional Allocation Fund	$1,152,122

The Funds elect to defer to the period ending September 30, 2016 capital losses recognized during the period November 1, 2014 to September 30, 2015 in the amount of:

Fund	Capital Losses
Transparent Value Dividend Fund	$695,857
Transparent Value Directional Allocation Fund	105,330,276

The Fund elects to defer to the period ending September 30, 2016, late year ordinary losses in the amount of:

Fund	Ordinary Losses
Transparent Value Directional Allocation Fund	$2,661,792

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of losses is retained as short-term and/or long-term.

Semi-Annual Report | March 31, 2016 (Unaudited)	39

Notes to Financial Statements
March 31, 2016 (Unaudited)

5. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2016, the cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition), are noted below. During the same period, there were no purchases or sales of long-term U.S. Government securities.

Transparent Value Large-Cap Defensive Fund
Purchases	$14,466,557
Sales	39,286,047
Transparent Value Large-Cap Market Fund
Purchases	$12,387,049
Sales	36,154,376
Transparent Value Dividend Fund
Purchases	$33,087,780
Sales	41,127,675
Transparent Value Large-Cap Value Fund
Purchases	$1,817,587
Sales	2,552,680
Transparent Value Directional Allocation Fund
Purchases	$1,106,632,488
Sales	1,541,690,887

6. INVESTMENT ADVISORY AND OTHER RELATED PARTY TRANSACTIONS

From January 1, 2015 through July 30, 2015, Guggenheim Partners Investment Management, LLC served as the investment adviser (the “Adviser”) to the Portfolio and Transparent Value Advisors, LLC served as the sub-adviser (the “Sub-Adviser”) to the Portfolio. In addition, prior to July 31, 2015, Guggenheim Capital, LLC (“Guggenheim”) indirectly owned a majority of the common units and a minority of the preferred units of Guggenheim Transparent Value, LLC (“GTV”), the indirect parent company of the Sub-Adviser. Effective July 31, 2015, following an internal reorganization of the Guggenheim owned units of GTV and merger of a separate indirect wholly-owned subsidiary of Guggenheim into GTV (the “Merger”), the common and preferred units of GTV owned by minority members were converted into the right to receive cash and cancelled. As a result of the Merger, the Sub-Adviser became an indirect wholly-owned subsidiary of Guggenheim. Following the Merger, the Adviser and another indirect wholly-owned subsidiary of Guggenheim, assumed all services previously provided to the Portfolio by the Sub-Adviser, effective November 9, 2015. In addition, effective November 9, 2015, Armen Arus, Co-Founder and Senior Portfolio Manager of the Sub-Adviser, resigned his position as Portfolio Manager of the Portfolio. Mr. Arus will continue to be involved with Transparent Value, LLC, another indirect wholly-owned subsidiary of Guggenheim, and its development of the Required Business Performance® or RBP®, the active quantitative selection process used to select the companies included in the Transparent Value IndexesSM, which the Portfolio is designed to track.

Investment Advisory Agreement: The Trust and the Adviser have entered into an investment advisory agreement dated March 15, 2010, as amended (the “Advisory Agreement”), with respect to the Funds. Under the Advisory Agreement, the Adviser serves as the investment adviser, makes investment decisions for each Fund, and manages the investment portfolios and business affairs of the Funds, subject to the supervision of, and policies established by, the Trustees of the Trust. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.95% of the average daily net assets of each Fund.

The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep net expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses (“Excluded Expenses”)) from exceeding 1.50%, 2.10%, 1.35% and 1.10% of the average daily net assets of the Class A Shares, Class C Shares, Class F-1 Shares and Class I Shares, respectively, of each Fund until January 31, 2017. If, at any point, total annual Fund operating expenses (not including Excluded Expenses) are below the contractual caps, the Adviser is entitled to be reimbursed by the Fund in an amount equal to the difference between the Fund’s total annual Fund operating expenses (not including Excluded Expenses) and the contractual caps to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon no more than sixty (60) days, nor less than thirty (30) days, prior written notice to the Trust, effective as of the close of business on the last day of the then-current one-year period. Amounts waived/or reimbursed by the Adviser are disclosed in the Statement of Operations.

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Notes to Financial Statements
March 31, 2016 (Unaudited)

As of March 31, 2016, the balances of recoupable expenses for the Funds were as follows:

	Expires in 2016	Expires in 2017	Expires in 2018	Expires in 2019
Transparent Value Large-Cap Defensive Fund
Class A	$27,486	$11,742	$16,151	$15,144
Class C	29,306	23,895	33,373	24,963
Class F-I	93,872	44,879	49,754	11,729
Class I	67,057	44,484	43,010	32,666
Transparent Value Large-Cap Market Fund
Class A	$53,034	$19,300	$13,892	$12,448
Class C	30,813	18,033	36,005	30,410
Class F-I	89,715	34,010	45,393	9,713
Class I	110,129	53,483	61,686	31,800
Transparent Value Dividend Fund
Class A	$103,537	$70,855	$33,280	$21,502
Class C	32,577	28,879	43,418	29,177
Class F-I	37,458	19,010	11,279	5,872
Class I	20,575	29,031	79,241	37,872
Transparent Value Large-Cap Value Fund
Class A	$38,366	$41,542	$11,175	$5,248
Class C	14,175	22,782	31,163	13,802
Class F-I	286	227	321	283
Class I	111,792	87,005	132,354	67,178
Transparent Value Directional Allocation Fund
Class A	$–	$–	$–	$–
Class C	17,998	–	–	93,021
Class F-I	30,027	–	–	12,746
Class I	8,486	–	–	101,745

ALPS Distributors, Inc. (the “Distributor” or “ADI”) serves as the Funds’ distributor. The Distributor acts as the principal underwriter for the Trust’s shares.

Distribution Plan: The Trust has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) which provides that Class A Shares, Class C Shares and Class F-1 Shares of each Fund pay the Distributor an annual fee of up to a maximum of 0.25%, 1.00% and 0.25%, respectively, of the average daily net assets of the shares. Under the Plan, the Distributor may use the fee to make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance and the provision of shareholder services.

Shareholder Servicing Plan: The Funds have adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder and/or administration services fee equal to an annual rate of up to 0.15% of the average daily net assets of each Fund’s Class A Shares will be paid to certain service providers for performing certain shareholder and administrative services.

An employee of ADI serves as the Funds’ Chief Compliance Officer. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

ALPS Fund Services, Inc. serves as the Funds’ administrator and as the Funds’ transfer agent and dividend paying agent. The Bank of New York Mellon is the Funds’ custodian.

7. LINE OF CREDIT

The Trust has a $50,000,000 Line of Credit (the “Line”) which is uncommitted, with The Bank of New York Mellon. The Line covers the Funds and other series of the Trust. The Line is for temporary or emergency purposes such as to provide liquidity for shareholder redemptions. The Funds incur interest expense to the extent of amounts drawn (borrowed) under the Line. Interest is based on the higher of the federal funds rate, one-month LIBOR or an overnight Eurodollar Rate, as stated in the terms of the agreement, in effect at the time of borrowing, plus a margin. As of March 31, 2016, no Funds had outstanding amounts on the Line.

The allocated amount for each Fund is referenced in the Statements of Operations under “Interest Expense” and the effect on the expense ratio is footnoted in the Financial Highlights.

	Average Interest Rate	Average Outstanding Line of Credit*
Transparent Value Large-Cap Defensive Fund	1.835%	$987,813
Transparent Value Large-Cap Market Fund	1.856%	589,000
Transparent Value Dividend Fund	1.823%	545,238
Transparent Value Large-Cap Value Fund	0.000%	–
Transparent Value Directional Allocation Fund	1.801%	4,046,238

*	The Average Outstanding Line of Credit is based on the number of days the Line was outstanding during the period.

8. SHARES OF BENEFICIAL INTEREST

At March 31, 2016, the Trust had an unlimited number of shares of beneficial interest authorized with no par value per share. The Funds have the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Semi-Annual Report | March 31, 2016 (Unaudited)	41

Notes to Financial Statements
March 31, 2016 (Unaudited)

Transactions of Shares were as follows:

	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Defensive Fund
Class A:
Beginning of period	844,325	759,283
Shares sold	17,819	246,647
Shares issued in reinvestment of distributions to shareholders	50,252	130,373
Shares redeemed	(354,670)	(291,978)
Net increase (decrease) in shares outstanding	(286,599)	85,042
Shares outstanding, end of period	557,726	844,325

Class C:
Beginning of period	846,338	1,123,442
Shares sold	412,732	297,263
Shares issued in reinvestment of distributions to shareholders	59,118	200,904
Shares redeemed	(361,560)	(775,271)
Net increase (decrease) in shares outstanding	110,290	(277,104)
Shares outstanding, end of period	956,628	846,338

Class F-1:
Beginning of period	1,622,348	1,761,670
Shares sold	1,409	7,523
Shares issued in reinvestment of distributions to shareholders	4,139	10,940
Shares redeemed	(1,582,498)	(157,785)
Net decrease in shares outstanding	(1,576,950)	(139,322)
Shares outstanding, end of period	45,398	1,622,348

Class I:
Beginning of period	1,274,194	1,522,535
Shares sold	127,729	405,222
Shares issued in reinvestment of distributions to shareholders	73,390	223,353
Shares redeemed	(423,306)	(876,916)
Net decrease in shares outstanding	(222,187)	(248,341)
Shares outstanding, end of period	1,052,007	1,274,194

	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Market Fund
Class A:
Beginning of period	633,042	1,139,352
Shares sold	109,595	232,872
Shares issued in reinvestment of distributions to shareholders	18,575	271,649
Shares redeemed	(155,519)	(1,010,831)
Net decrease in shares outstanding	(27,349)	(506,310)
Shares outstanding, end of period	605,693	633,042

Class C:
Beginning of period	1,422,981	1,221,769
Shares sold	89,468	702,561
Shares issued in reinvestment of distributions to shareholders	41,082	386,758
Shares redeemed	(346,143)	(888,107)
Net increase (decrease) in shares outstanding	(215,593)	201,212
Shares outstanding, end of period	1,207,388	1,422,981

Class F-1:
Beginning of period	1,632,232	2,048,591
Shares sold	3,085	24,998
Shares issued in reinvestment of distributions to shareholders	2,089	128,289
Shares redeemed	(1,591,684)	(569,646)
Net decrease in shares outstanding	(1,586,510)	(416,359)
Shares outstanding, end of period	45,722	1,632,232

Class I:
Beginning of period	1,419,378	4,051,446
Shares sold	196,720	972,782
Shares issued in reinvestment of distributions to shareholders	37,968	660,802
Shares redeemed	(606,524)	(4,265,652)
Net decrease in shares outstanding	(371,836)	(2,632,068)
Shares outstanding, end of period	1,047,542	1,419,378

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Notes to Financial Statements
March 31, 2016 (Unaudited)

	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dividend Fund
Class A:
Beginning of period	520,593	791,698
Shares sold	341,906	383,926
Shares issued in reinvestment of distributions to shareholders	3,816	102,402
Shares redeemed	(346,766)	(757,433)
Net decrease in shares outstanding	(1,044)	(271,105)
Shares outstanding, end of period	519,549	520,593

Class C:
Beginning of period	811,261	721,654
Shares sold	79,589	263,958
Shares issued in reinvestment of distributions to shareholders	3,443	113,979
Shares redeemed	(282,136)	(288,330)
Net increase (decrease) in shares outstanding	(199,104)	89,607
Shares outstanding, end of period	612,157	811,261

Class F-1:
Beginning of period	163,988	268,921
Shares sold	85,819	41,294
Shares issued in reinvestment of distributions to shareholders	1,218	39,302
Shares redeemed	(150,078)	(185,529)
Net decrease in shares outstanding	(63,041)	(104,933)
Shares outstanding, end of period	100,947	163,988

Class I:
Beginning of period	1,203,362	1,847,729
Shares sold	25,418	237,368
Shares issued in reinvestment of distributions to shareholders	6,886	240,211
Shares redeemed	(534,116)	(1,121,946)
Net decrease in shares outstanding	(501,812)	(644,367)
Shares outstanding, end of period	701,550	1,203,362

	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Value Fund
Class A:
Beginning of period	25,244	28,494
Shares sold	6,853	5,017
Shares issued in reinvestment of distributions to shareholders	1,437	6,495
Shares redeemed	(15,736)	(14,762)
Net decrease in shares outstanding	(7,446)	(3,250)
Shares outstanding, end of period	17,798	25,244

Class C:
Beginning of period	61,297	58,152
Shares sold	24,569	50,487
Shares issued in reinvestment of distributions to shareholders	3,926	13,179
Shares redeemed	(43,435)	(60,521)
Net increase (decrease) in shares outstanding	(14,940)	3,145
Shares outstanding, end of period	46,357	61,297

Class F-1:
Beginning of period	1,267	511
Shares sold	–	752
Shares issued in reinvestment of distributions to shareholders	52	8
Shares redeemed	–	(4)
Net increase in shares outstanding	52	756
Shares outstanding, end of period	1,319	1,267

Class I:
Beginning of period	315,209	310,863
Shares sold	70	58,871
Shares issued in reinvestment of distributions to shareholders	3,898	14,706
Shares redeemed	(36,051)	(69,231)
Net increase (decrease) in shares outstanding	(32,083)	4,346
Shares outstanding, end of period	283,126	315,209

Semi-Annual Report | March 31, 2016 (Unaudited)	43

Notes to Financial Statements
March 31, 2016 (Unaudited)

	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Directional Allocation Fund
Class A:
Beginning of period	21,204,128	28,993,809
Shares sold	468,226	6,973,494
Shares issued in reinvestment of distributions to shareholders	–	2,675,202
Shares redeemed	(7,677,147)	(17,438,377)
Net decrease in shares outstanding	(7,208,921)	(7,789,681)
Shares outstanding, end of period	13,995,207	21,204,128

Class C:
Beginning of period	33,101,026	40,927,762
Shares sold	443,532	6,048,379
Shares issued in reinvestment of distributions to shareholders	–	3,895,373
Shares redeemed	(8,663,240)	(17,770,488)
Net decrease in shares outstanding	(8,219,708)	(7,826,736)
Shares outstanding, end of period	24,881,318	33,101,026

Class F-1:
Beginning of period	4,649,250	8,409,515
Shares sold	235,033	1,898,291
Shares issued in reinvestment of distributions to shareholders	–	832,642
Shares redeemed	(1,626,953)	(6,491,198)
Net decrease in shares outstanding	(1,391,920)	(3,760,265)
Shares outstanding, end of period	3,257,330	4,649,250

Class I:
Beginning of period	42,842,059	90,310,522
Shares sold	2,045,422	18,315,342
Shares issued in reinvestment of distributions to shareholders	–	6,632,126
Shares redeemed	(20,841,260)	(72,415,931)
Net decrease in shares outstanding	(18,795,838)	(47,468,463)
Shares outstanding, end of period	24,046,221	42,842,059

9. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a Fund creates a presumption of control of the Fund, under section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2016 the following entities owned, of record or beneficially, 25% or greater of a share class of a Fund’s outstanding shares:

Fund	Class	Name	Percentage
Transparent Value Large-Cap Defensive Fund	Class A	Sammons Financial Network LLC	32.36%
Transparent Value Large-Cap Defensive Fund	Class C	Morgan Stanley	38.67%
Transparent Value Large-Cap Defensive Fund	Class C	UBS Financial Services, Inc.	39.38%
Transparent Value Large-Cap Defensive Fund	Class F-1	Pershing LLC	65.51%
Transparent Value Large-Cap Defensive Fund	Class I	Morgan Stanley	60.75%
Transparent Value Large-Cap Market Fund	Class A	Morgan Stanley	41.14%
Transparent Value Large-Cap Market Fund	Class C	Morgan Stanley	39.39%
Transparent Value Large-Cap Market Fund	Class C	UBS Financial Services, Inc.	36.36%
Transparent Value Large-Cap Market Fund	Class F-1	Charles Schwab & Co, Inc.	52.72%
Transparent Value Dividend Fund	Class A	Morgan Stanley	26.93%
Transparent Value Dividend Fund	Class C	UBS Financial Services Inc.	46.88%
Transparent Value Dividend Fund	Class F-1	Raymond James	34.66%
Transparent Value Dividend Fund	Class F-1	National Financial Services, LLC	32.28%
Transparent Value Dividend Fund	Class I	UBS Financial Services, Inc.	42.71%
Transparent Value Dividend Fund	Class I	Jasper Park Funding LLC	28.51%
Transparent Value Large-Cap Value Fund	Class A	Ameriprise Financial Services	36.15%
Transparent Value Large-Cap Value Fund	Class C	UBS Financial Services Inc.	93.64%
Transparent Value Large-Cap Value Fund	Class F1	National Financial Services, LLC	62.21%
Transparent Value Large-Cap Value Fund	Class F-1	GPIM Holdings, LLC	37.79%
Transparent Value Large-Cap Value Fund	Class I	Jasper Park Funding LLC	88.30%
Transparent Value Directional Allocation Fund	Class A	Morgan Stanley	27.03%
Transparent Value Directional Allocation Fund	Class A	Ameriprise Financial Services	26.45%
Transparent Value Directional Allocation Fund	Class C	Morgan Stanley	37.19%

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Notes to Financial Statements
March 31, 2016 (Unaudited)

Fund	Class	Name	Percentage
Transparent Value Directional Allocation Fund	Class F-1	Raymond James	41.64%
Transparent Value Directional Allocation Fund	Class F-1	LPL Financial LLC	26.80%
Transparent Value Directional Allocation Fund	Class I	Morgan Stanley	45.02%

10. GUARANTEES AND INDEMNIFICATIONS

Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote. Further, certain of the Funds’ contracts with service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is also unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

11. SUBSEQUENT EVENT

Effective May 9,2016 the following Fund changes will take place:

The names of the Funds will change as follows:

Current Name	New Name
Transparent Value Directional Allocation Fund	Guggenheim Directional Allocation Fund
Transparent Value Dividend Fund	Guggenheim RBP® Dividend Fund
Transparent Value Large-Cap Defensive Fund	Guggenheim RBP® Large-Cap Defensive Fund
Transparent Value Large-Cap Market Fund	Guggenheim RBP® Large-Cap Market Fund
Transparent Value Large-Cap Value Fund	Guggenheim RBP® Large-Cap Value Fund

The Class F-1 shares of the Funds will be renamed the Class P shares.

Guggenheim Funds Distributors, LLC will replace ALPS Distributors, Inc. as distributor of the Funds’ shares.

Rydex Fund Services, LLC will replace ALPS Fund Services, Inc. as administrator and transfer agent of the Funds.

The Trust and the Adviser agreed to reduce the advisory fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Guggenheim RBP® Large-Cap Defensive Fund, the Guggenheim RBP® Large-Cap Market Fund, the Guggenheim RBP® Large-Cap Value Fund and the Guggenheim RBP® Dividend Fund.

The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep net expenses (not including Excluded Expenses) from exceeding 1.20%, 1.95%, 1.20% and 0.95% of the average daily net assets of the Class A Shares, Class C Shares, Class P Shares and Class I Shares, respectively, of the Guggenheim RBP® Large-Cap Defensive Fund, the Guggenheim RBP® Large-Cap Market Fund, the Guggenheim RBP® Large-Cap Value Fund and the Guggenheim RBP® Dividend Fund until February 1, 2018.

The names of the indexes will change as follows:

Current Name	New Name
Transparent Value Directional Allocation Index	Guggenheim Directional Allocation Index
Transparent Value Dividend Index	Guggenheim RBP® Dividend Index
Transparent Value Large-Cap Defensive Index	Guggenheim RBP® Large-Cap Defensive Index
Transparent Value Large-Cap Market Index	Guggenheim RBP® Large-Cap Market Index
Transparent Value Large-Cap Value Index	Guggenheim RBP® Large-Cap Value Index

Semi-Annual Report | March 31, 2016 (Unaudited)	45

Additional Information
March 31, 2016 (Unaudited)

1. PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 is available without charge, upon request, by calling the Funds toll-free at 1-888-727-6885 or on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Funds file their complete schedule of positions with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

3. BOARD APPROVAL OF THE RENEWAL OF INVESTMENT ADVISORY AGREEMENT

Report of the Transparent Value Trust Contracts Review Committee (Interim Renewal Period)

Transparent Value Trust (the “Trust”) was organized as a Delaware statutory trust on June 8,2009, and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust includes the following active series (each, a “TV Fund,” and collectively, the “TV Funds”):1

●	Transparent Value Large-Cap Aggressive Fund (“Large-Cap Aggressive Fund”)	●	Transparent Value Large-Cap Core Fund (“Large-Cap Core Fund”)
●	Transparent Value Large-Cap Defensive Fund (“Large-Cap Defensive Fund”)	●	Transparent Value Dividend Fund (“Dividend Fund”)
●	Transparent Value Large-Cap Growth Fund (“Large-Cap Growth Fund”)	●	Transparent Value Large-Cap Market Fund (“Large-Cap Market Fund”)
●	Transparent Value Large-Cap Value Fund (“Large-Cap Value Fund”)	●	Transparent Value Directional Allocation Fund (“Directional Allocation Fund”)
●	Transparent Value Small-Cap Fund (“Small-Cap Fund”)	●	Transparent Value Directional Allocation VI Portfolio (“Directional Allocation VI Portfolio”)

Guggenheim Partners Investment Management, LLC (“GPIM” or the “Adviser”) serves as the investment adviser to each of the TV Funds pursuant to the terms of an Investment Advisory Agreement between GPIM and the Trust, on behalf of the TV Funds, dated March 15, 2010, as amended (the “Advisory Agreement”). Guggenheim Capital, LLC (“Guggenheim Capital”) is the sole owner of GPIM through a series of holding companies, including Guggenheim Partners, LLC (“Guggenheim Partners”), a diversified financial services firm, and Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”). (Guggenheim Capital, Guggenheim Partners, GPIMH, GPIM and their subsidiaries and affiliates may be referred to herein collectively as “Guggenheim.”) Pursuant to the terms of the Advisory Agreement, and subject to the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as the “Trustees”), GPIM provides the TV Funds with investment research, advice and supervision and furnishes a continuous investment program for the TV Funds, consistent with the respective investment objectives and policies of each TV Fund.

Following an initial two-year term, the Advisory Agreement continues in effect from year to year provided that such continuance is specifically approved at least annually by (i) the Board or a majority of the outstanding voting securities (as defined in the 1940 Act) of each TV Fund, and, in either event, (ii) the vote of a majority of the Trustees who are not “interested person[s],” as defined by the 1940 Act, of the Trust (the “Independent Trustees”) casting votes in person at a meeting called for such purpose. The Advisory Agreement was last approved at a meeting held on March 9-10, 2015 by a predecessor Board.

As part of initiatives to integrate the governance and oversight of the TV Funds into the Guggenheim fund complex, shareholders of the TV Funds elected a new slate of Trustees to the TV Funds’ Board, consisting of the members of the board of trustees (the “Guggenheim Board”) that oversee 13 registered investment companies sponsored by Guggenheim (the “Guggenheim Funds”). In furtherance of the integration initiatives, Guggenheim recommended that the TV Funds’ Board and the Guggenheim Board align the timing of their annual contract review processes. Thus, at a meeting held in person on February 23, 2016 and reconvened on February 24, 2016 (the “February 2016 Meeting”), the members of the

[1]

The Transparent Value SMID-Cap Directional Allocation Fund (the “Non-Active Fund”) has been organized as a series of the Trust but has not commenced operations, and shares of the Non-Active Fund are not currently offered to investors. Consequently, all references to the “TV Funds” hereafter should be understood as excluding the Non-Active Fund.

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Additional Information
March 31, 2016 (Unaudited)

Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement for an interim renewal period until June 30, 2016 (the “Interim Renewal Period”). By considering the renewal of the Advisory Agreement for the Interim Renewal Period at the February 2016 Meeting, the Board would then be able to consider whether to act on the Advisory Agreement again at the meeting of the Board to be held on May 17-18, 2016, in conjunction with the 2016 annual contract review process (the “2016 Contract Review Process”) for the Guggenheim Funds and thus align the contract review schedules for the TV Funds with those of the Guggenheim Funds on a going-forward basis.

As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”). Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. Recognizing that the evaluation process with respect to the services provided by the Adviser is an ongoing one, the Committee also considered the variety of written materials, reports and oral presentations the Board received during the year regarding the Adviser, including with respect to the Adviser’s service as investment adviser or sub-adviser to certain Guggenheim Funds.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help boards of directors/trustees fulfill their advisory contract renewal responsibilities. The objective of such reports is to present the subject funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. In addition, Guggenheim provided materials and data in response to initial and supplemental formal requests for information sent by Independent Legal Counsel on behalf of the Independent Trustees. Guggenheim also made a presentation at the February 2016 Meeting.

In light of the Committee’s decision at the February 2016 Meeting to consider the renewal of the Advisory Agreement only for the Interim Renewal Period, the Committee also took into account relevant materials, reports and information previously provided by Guggenheim in connection with the Guggenheim Board’s 2015 contract review process, as well as supplemental information provided at subsequent Board meetings thereafter for certain new fund launches and advisory agreement proposals (collectively, the “Previously Provided 15(c) Materials”). In this regard, the Committee took into account Guggenheim’s representation that there are no material adverse changes to the Previously Provided 15(c) Materials that would affect (a) the Adviser’s ability to fulfill its responsibilities under the Advisory Agreement or (b) the Board’s ability to fulfill its obligations under Section 15(c) of the 1940 Act.

The Committee considered all of the foregoing, in the context of its substantial accumulated experience governing registered investment companies, with respect to the Guggenheim Funds, and it weighed the factors and standards discussed with Independent Legal Counsel.

As part of its evaluation of the Adviser, the TV Funds and the Advisory Agreement, the Committee also considered the Adviser’s recommendation that, in light of the low levels of assets of (1) Large-Cap Aggressive Fund; (2) Large-Cap Core Fund; (3) Large-Cap Growth Fund; (4) Small-Cap Fund; and (5) Directional Allocation VI Portfolio (collectively, the “Sub-Scale Funds”), and the expectation that the assets of the Sub-Scale Funds will not grow sufficiently in the foreseeable future, it is in the best interests of each of the Sub-Scale Funds and its shareholders that such Funds be closed and liquidated (the “Liquidation Proposal”). In view of the Liquidation Proposal, the Committee recommended that the Board approve the continuation of the Advisory Agreement with respect to each of the Liquidating Funds to provide for the continuation of advisory services until such time as each Liquidating Fund ceases operations and is liquidated. (References to and the discussion of the “TV Funds” hereafter should be understood as excluding the Sub-Scale Funds and thus include only: (1) Directional Allocation Fund; (2) Dividend Fund; (3) Large-Cap Defensive Fund; (4) Large-Cap Market Fund; and (5) Large-Cap Value Fund.

Following an analysis and a discussion of the factors identified below and in the exercise of its business judgment, the Committee concluded that it was in the best interests of the TV Funds to recommend that the Board approve the renewal of the Advisory Agreement for the Interim Renewal Period.

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services provided by the Adviser, the Committee considered the information provided by Guggenheim concerning the education, experience, areas of responsibility and duties of portfolio managers performing services for the TV Funds. The Committee also considered the Adviser’s attention to relevant developments in the mutual fund industry and its observance of compliance and regulatory requirements, and it noted that on a regular basis the Board receives and reviews information from the Trust’s Chief Compliance Officer and management regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Committee took into consideration the settlement of a regulatory matter and remedial steps taken in response by the Adviser to enhance its compliance structure. In this connection, the Committee considered information provided by the Adviser regarding the findings of an independent compliance consultant retained to review the Adviser’s compliance program and the consultant’s conclusion that the program is reasonably designed to prevent and detect violations of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder. Moreover, in connection with the Committee’s evaluation of the overall package of services provided by the Adviser, the Committee considered the Adviser’s administrative capabilities, including its oversight of the TV Funds’ service providers.

Semi-Annual Report | March 31, 2016 (Unaudited)	47

Additional Information
March 31, 2016 (Unaudited)

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the Advisory Agreement, the Committee considered the presentation by the Chief Financial Officer of Guggenheim Investments (the investment management business of Guggenheim Partners) in connection with the 2015 contract review process and his review of the audited financial statements of GPIMH, the holding company of the investment advisers (including GPIM), broker-dealers and other entities that comprise Guggenheim Investments. The Committee also considered the Adviser’s statement that there are no material adverse changes to the Previously Provided 15(c) Materials (i.e., including the information concerning Guggenheim’s resources and financial condition provided in connection with the 2015 contract review process) that would affect the Adviser’s ability to fulfill its obligations under the Advisory Agreement and that there is no additional information necessary to update or supplement the Previously Provided 15(c) Materials. In addition, the Committee took into account that it would have an opportunity to reassess Guggenheim’s resources and financial condition in connection with the 2016 Contract Review Process and the information expected to be provided by Guggenheim for this purpose, including the financial statements of GPIMH.

The Committee also considered the acceptability of the terms of the Advisory Agreement (including the scope of services required to be performed by the Adviser), noting that management provided an analysis of the terms of the agreement as compared to the form of investment advisory agreement used for the Guggenheim Funds. Based on the foregoing, and based on other information received (both oral and written) at the February 2016 Meeting, as well as other considerations, including the Committee’s knowledge of how well the Adviser performs its duties, the Committee concluded that the Adviser and its personnel were qualified to serve the TV Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the TV Funds.

Investment Performance: The Committee received, for each TV Fund, investment returns for the five-year, three-year, one-year and three-month periods ended September 30, 2015, as applicable. In addition, the Committee received a comparison of each TV Fund’s performance to the performance of a benchmark and the Fund’s index, a peer group of similar funds and a broader universe of funds identified by FUSE, in each case for the same periods. The Committee also received from FUSE representatives and considered a description of the methodology employed by FUSE for identifying each TV Fund’s peer group and universe for performance and expense comparisons.

In seeking to evaluate each TV Fund’s performance, the Committee took into account the data presented as to each TV Fund’s share class and focused on the performance percentile rankings within the relevant universe for each TV Fund’s Class A shares. Although the Committee sought to evaluate performance over a full market cycle and thus, focused first on returns over longer periods of time, the Committee also took into account more recent performance, including the one-year and three-month returns, to assess performance trends. In this connection, the Committee made the following observations:

Directional Allocation Fund: The returns of the Directional Allocation Fund’s Class A shares ranked in the 95th and 100th percentiles of its performance universe for the three-year and one-year periods ended September 30, 2015, respectively, underperforming the performance universe median for each period. The Committee considered Guggenheim’s explanation that underperformance for the three-year and one-year periods relative to the peers identified by FUSE was largely driven by a lack of industry group target weightings and an associated overweight to energy stocks in the first quarter of 2015. The Committee also noted recent measures taken by the Adviser to remedy relative underperformance, including a portfolio rebalancing and the designation of industry group target weightings for the portfolio to seek to mitigate investment risks. In addition, the Committee considered its discussions with, and the supplemental information provided by, Guggenheim’s Assistant Chief Investment Officer (Equities) and the Managing Director of Equities concerning the Directional Allocation Fund’s proprietary equity risk management model designed to calibrate market exposure to seek to maximize returns during bull markets while protecting capital during bear markets. By using the foregoing model, the Committee noted, the Directional Allocation Fund’s risk profile fluctuates over time, ranging from 100% aggressive (high beta) to 100% cash. The Committee considered the alternate group of four peer funds identified by the Adviser which, in the Adviser’s opinion, employ a similar tactical risk management overlay (a “Tactical Overlay”) to manage equity market exposure and, thus, offer a more instructive source of comparative performance data than the peer funds identified by FUSE. At the Committee’s request, the Adviser provided an explanation for its peer group methodology, noting that, in contrast to FUSE’s peer group selection process which begins by focusing on funds in the same Morningstar category as the Directional Allocation Fund (the Large Growth category), the Adviser’s peer group focused on those funds that employ a Tactical Overlay, regardless of the Morningstar category.2 In this connection, the Committee noted that the peers identified

[2]

Following the February 2016 Meeting, the Adviser provided a written analysis to the Independent Trustees explaining the investment process of each of the peers identified by FUSE as compared to the Directional Allocation Fund’s investment process, to further support the Adviser’s contention that none of the FUSE peer funds are appropriate comparisons to the Directional Allocation Fund. In this connection, the Adviser’s analysis stated that of the 17 funds identified by FUSE, only four employ any significant degree of risk management designed to reduce market exposure to protect capital during bear markets. Each of the remaining 13 funds is a traditional long-only equity fund. As to the four funds that do employ some measure of a dynamic risk overlay, the Adviser identified key differences in the investment process as compared to the Directional Allocation Fund, noting, for instance, that one FUSE peer fund has a significant allocation to foreign equities that is likely to generate significant variances in returns.

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Additional Information
March 31, 2016 (Unaudited)

by the Adviser were from three different Morningstar categories (Large Blend, Long/Short Equity and Tactical Allocation). In light of the Adviser’s view regarding the Directional Allocation Fund’s uniqueness, the Committee also considered (in addition to the FUSE data) the comparative performance data provided by the Adviser indicating that the Directional Allocation Fund’s total return outperformed the peer group average for the three-year period ended January 31, 2016 and underperformed the peer group average for the one-year period ended January 31, 2016.

Dividend Fund: The returns of the Dividend Fund’s Class A shares ranked in the 36th and 22nd percentiles of its performance universe for the three-year and one-year periods ended September 30, 2015, respectively, and outperformed the performance universe median for each of these periods.

Large-Cap Defensive Fund: The returns of the Large-Cap Defensive Fund’s Class A shares ranked in the 73rd, 82nd and 31st percentiles of its performance universe for the five-year, three-year and one-year periods ended September 30, 2015, respectively, and outperformed the performance universe median for the one-year period. The Committee considered Guggenheim’s explanation that given the fund’s low beta profile, underperformance was largely driven by strong equity market performance over the longer term, and it noted that performance was trending in a positive direction for the more recent periods. In this regard, the Committee noted management’s statement that the Large-Cap Defensive Fund’s relative performance has meaningfully improved.

Large-Cap Market Fund: The returns of the Large-Cap Market Fund’s Class A shares ranked in the 68th, 65th and 51st percentiles of its performance universe for the five-year, three-year and one-year periods ended September 30, 2015, respectively.

Large-Cap Value Fund: The returns of the Large-Cap Value Fund’s Class A shares ranked in the 27th and 37th percentiles of its performance universe for the three-year and one-year periods ended September 30, 2015, respectively.

In addition to its observations as to individual TV Fund performance, the Committee considered the presentations made by the Adviser at prior Board meetings explaining the Guggenheim Required Business Performance (“RBP”) investment approach employed for the TV Funds and how RBP is used to measure market expectations for a company’s future financial performance, as reflected in the current valuation of the company’s stock. In this regard, the Committee considered the data and performance metrics, including the excess return, tracking error, information ratio and batting average, provided by the Adviser as support for the RBP’s investment thesis and prospects for success.

After reviewing the foregoing and related factors, the Committee concluded, within the context of its overall conclusions regarding the Advisory Agreements, that either: (i) each TV Fund’s performance was acceptable; or (ii) it was satisfied with Guggenheim’s responses and efforts relating to investment performance.

Comparative Fees, Costs of Services Provided and the Profits Realized by the Investment Manager from Its Relationship with the TV Funds: The Committee compared each TV Fund’s contractual advisory fee and total net expense ratio to the applicable peer group for the various classes. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, other operating expenses, distribution fees and fee waivers/reimbursements) of the peer group of funds. In addition, the Committee considered the TV Funds’ advisory fees as compared to the advisory fees charged by the Adviser to a separately managed account client (“SMA Client”) that is comparable to the Directional Allocation Fund and noted that the Adviser charges lower fees to the SMA Client due to the reduced costs of administering the SMA Client versus managing a larger and more complex fund. In this regard, the Committee took into account that the differences in fees reflected the Adviser’s greater level of responsibilities and significantly broader scope of services regarding the TV Funds (and the Directional Allocation Fund in particular), the more extensive regulatory obligations and risks associated with managing the TV Funds, and other financial considerations with respect to the TV Funds.

In further considering the comparative fee and expense data presented in the contract review materials and addressed by Guggenheim, the Committee made the following observations:

Directional Allocation Fund: The average contractual advisory fee percentile rank across all share classes of the Directional Allocation Fund is in the third quartile (73rd percentile) of its peer group, and the asset-weighted total net expense ratio is in the third quartile (67th percentile) of its FUSE peer group. The Committee considered the Adviser’s statement that the Directional Allocation Fund is a unique product that seeks to add value through multiple potential alpha sources, and given the Fund’s complexity and uniqueness to the marketplace, the Adviser believes that the advisory fee is competitive and continues to be appropriate. In this connection, the Committee noted that, in its explanation as to the Directional Allocation Fund’s peer group and universe selection methodology, FUSE characterized the Directional Allocation Fund’s investment strategy as highly unique relative to peers that also feature dynamic risk management processes. As noted in connection with the Committee’s review of the Directional Allocation Fund’s performance, the Committee also took into account information provided by the Adviser regarding the funds it identified as relevant peers and, in this regard, noted that

Semi-Annual Report | March 31, 2016 (Unaudited)	49

Additional Information
March 31, 2016 (Unaudited)

the Directional Allocation Fund’s total expense ratio was lower than the average of these peers as of January 31, 2016. (Following the February 2016 Meeting, the Adviser provided information regarding the Directional Allocation Fund’s actual advisory fee as of the most recent annual report as compared to the advisory fee of each of the funds the Adviser identified as relevant peers.) The Committee also considered that the Adviser had entered into an expense limitation agreement with respect to the Directional Allocation Fund.

Dividend Fund: The average contractual advisory fee percentile rank across all share classes of the Dividend Fund is in the third quartile (73rd percentile) of its peer group, and the asset-weighted total net expense ratio is in the third quartile (72nd percentile) of its peer group. The Committee also considered that the Adviser had agreed to reduce the advisory fee and expense cap for the Dividend Fund and noted that the reduced advisory fee percentile rank across all share classes of the Dividend Fund is in the second quartile (37th percentile) of its peer group, as is the adjusted asset-weighted total net expense ratio (40th percentile).

Large-Cap Defensive Fund: The average contractual advisory fee percentile rank across all share classes of the Large-Cap Defensive Fund is in the fourth quartile (88th percentile) of its peer group, and the asset-weighted total net expense ratio is in the third quartile (74th percentile) of its peer group. The Committee also considered that the Adviser had agreed to reduce the advisory fee and expense cap for the Large-Cap Defensive Fund and noted that the reduced advisory fee percentile rank across all share classes of the Large-Cap Defensive Fund is in the third quartile (53rd percentile) of its peer group and that the adjusted asset-weighted total net expense ratio is in the second quartile (34th percentile).

Large-Cap Market Fund: The average contractual advisory fee percentile rank across all share classes of the Large-Cap Market Fund is in the fourth quartile (84th percentile) of its peer group, and the asset-weighted total net expense ratio is in the fourth quartile (82nd percentile) of its peer group. The Committee also considered that the Adviser had agreed to reduce the advisory fee and expense cap for the Large-Cap Market Fund and noted that the reduced advisory fee percentile rank across all share classes of the Large-Cap Market Fund is in the third quartile (56th percentile) of its peer group and that the adjusted asset-weighted total net expense ratio is in the second quartile (41st percentile).

Large-Cap Value Fund: The average contractual advisory fee percentile rank across all share classes of the Large-Cap Value Fund is in the third quartile (73rd percentile) of its peer group, and the asset-weighted total net expense ratio is in the fourth quartile (81st percentile) of its peer group. The Committee considered the Adviser’s statement at the February 2016 Meeting that it agreed to reduce the advisory fee and expense cap for the Large-Cap Value Fund consistent with the reductions agreed to for the Dividend Fund, Large-Cap Defensive Fund and Large-Cap Market Fund. (Following the February 2016 Meeting, the Adviser provided the reduced advisory fee and adjusted total net expense ratio percentile rankings as to each share class of the Large-Cap Value Fund, as well as information regarding the reduced contractual expense cap. This data indicated that, with the reduced advisory fee and expense cap, the percentile rank for the Large-Cap Value Fund’s contractual advisory fee and total net expense ratio as to each share class are as follows: (i) Class A shares - 53rd percentile (contractual advisory fee) and 33rd percentile (total net expense ratio); (ii) Class I shares - 60th percentile (contractual advisory fee) and 69th percentile (total net expense ratio); (iii) Class F1 shares - 46th percentile (contractual advisory fee) and 50th percentile (total net expense ratio); and (iv) Class C shares - 50th percentile (contractual advisory fee) and 36th percentile (total net expense ratio).)

With respect to the costs of services provided and profits realized by Guggenheim Investments from its relationship with the TV Funds, the Committee reviewed a profitability analysis and other information provided by management. The Committee noted that the Adviser provided profitability information with respect to each TV Fund for calendar years 2013 and 2014, which information was presented to the predecessor Board, reflecting the profitability of the former affiliated investment sub-adviser to the TV Funds, Transparent Value Advisors, LLC (“TVA”). The Committee considered the Adviser’s statement regarding the relevancy of the information, since the Adviser passed through all of the advisory fees that it collected to TVA until TVA resigned as sub-adviser and the Adviser assumed all of TVA’s obligations with respect to management and oversight of the TV Funds. Thus, the Committee reviewed the net management fees received by TVA, TVA’s expenses incurred in providing services to the TV Funds and the total profit margins for the twelve-month periods ended December 31, 2013 and December 31, 2014. In addition, the Committee considered management’s explanation of the expense allocation methodology employed in producing the profitability analysis. The Committee also considered the Adviser’s statement that it plans to calculate the profitability of the TV Funds for the period of January 1, 2015 through October 31, 2015 using the same methodology and to present the information to the Committee in connection with the 2016 Contract Review Process, and thus, the Committee would have an opportunity to reassess Guggenheim’s profitability as to the TV Funds.

The Committee considered other benefits available to the Adviser because of its relationship with the TV Funds and noted that beginning in May 2016, GPIM may be deemed to benefit from arrangements approved by the Board pursuant to which an affiliate, Rydex Fund Services, LLC, will receive fees for (i) performing certain administrative functions and bookkeeping, accounting and pricing functions for the TV Funds pursuant to a Fund Accounting and Administration Agreement and (ii) acting as transfer agent for the TV Funds and performing all shareholder servicing functions, including transferring record ownership, processing purchase and redemption transactions, answering inquiries, mailing shareholder communications and acting as the dividend disbursing agent pursuant to a Transfer Agency Agreement. The Committee also noted Guggenheim’s

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Additional Information
March 31, 2016 (Unaudited)

statement that it may benefit from marketing synergies arising from offering a broad spectrum of products, including the TV Funds. Based on all of the information provided and its review, the Committee determined that the Adviser’s profitability from its relationship with the TV Funds was not unreasonable.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the TV Funds as TV Fund assets grow, whether the TV Funds have appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale, if any, in the provision of services to the TV Funds were being passed along to the shareholders. In this connection, the Committee noted the current size of the TV Funds, including, in this regard, the Sub-Scale Funds that the Adviser was recommending for liquidation because of their low levels of assets. The Committee also noted the Adviser’s statements that Guggenheim continues to develop the infrastructure needed to support TV Fund asset growth and to achieve economies of scale across the firm’s various products and product lines and that, while Guggenheim may be benefiting from certain economies of scale and related cost efficiencies, it is concurrently realizing new costs and expenses associated with investment in infrastructure, personnel and systems in order to support growth.

In addition, the Committee considered the Adviser’s statement that although there is potential for economies of scale if the TV Funds’ assets were to increase in size, none of the TV Funds has achieved significant scale. The Committee also took into account the Adviser’s statement that it focuses on establishing advisory fee levels giving consideration to market competitiveness, support requirements and shareholder expense and return expectations for each specific strategy and type of product. In this regard, the Committee considered the Adviser’s proposed advisory fee reduction for each of the Dividend Fund, Large-Cap Defensive Fund, Large-Cap Market Fund and Large-Cap Value Fund. The Committee also noted the Adviser’s statement that it does not believe that implementation of breakpoints is appropriate at this time.

The Committee determined that, taking into account all relevant factors, the advisory fee structure for each TV Fund was reasonable.

Overall Conclusions

Based on the foregoing, the Committee determined that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the continuation of the Advisory Agreement for the Interim Renewal Period is in the best interests of each TV Fund. In reaching this conclusion, no single factor was determinative or conclusive, and each Committee member, in the exercise of his business judgment, may have attributed different weights to different factors. At the February 2016 Meeting, the Committee, constituting all of the Independent Trustees, recommended the renewal of the Advisory Agreement for the Interim Renewal Period.

4. MEETING OF SHAREHOLDERS – VOTING RESULTS (UNAUDITED)

At a Special Meeting of Shareholders of the Funds held on October 30, 2015, shareholders of the Portfolio voted to adopt a proposal to elect the Guggenheim Funds Board of Trustees as the new Trustees to the Board of the Trust (the “Proposal”). Holders of record as of the close of business on September 16, 2015, were entitled to one vote per share on all business at the Special Meeting.

As of September 16, 2015, the following number of shares were outstanding for each of the Funds:

Funds	Shares Issued and Outstanding
Transparent Value Large-Cap Aggressive Fund	2,724,237.694
Transparent Value Large-Cap Core Fund	924,658.717
Transparent Value Large-Cap Defensive Fund	4,606,394.346
Transparent Value Dividend Fund	2,756,083.487
Transparent Value Large-Cap Growth Fund	433,605.161
Transparent Value Large-Cap Market Fund	5,300,480.905
Transparent Value Large-Cap Value Fund	414,374.901
Transparent Value Directional Allocation Fund	105,279,410.053
Transparent Value Small-Cap Fund	249,032.958
Transparent Value Directional Allocation VI Portfolio	748,482.016

Proposal 1: Election of Trustees

A total of $1,251,618,901 net assets were voted, representing 85.22% of the net asset value for the Trust. A quorum was present with respect to each Trust.

Semi-Annual Report | March 31, 2016 (Unaudited)	51

Additional Information
March 31, 2016 (Unaudited)

Randall C. Barnes had received not less than 102,952,949 votes cast by holders of the Trust’s common shares for his election, and that not less than 1,661,452 of the Trust’s common shares had abstained from voting.

Donald C. Cacciapaglia had received not less than 102,956,182 votes cast by holders of the Trust’s common shares for his election, and that not less than 1,658,219 of the Trust’s common shares had abstained from voting.

Donald A. Chubb Jr. had received not less than 102,951,195 votes cast by holders of the Trust’s common shares for his election, and that not less than 1,663,206 of the Trust’s common shares had abstained from voting.

Jerry B. Farley had received not less than 102,923,879 votes cast by holders of the Trust’s common shares for his election, and that not less than 1,690,522 of the Trust’s common shares had abstained from voting.

Roman Friedrich III had received not less than 102,951,195 votes cast by holders of the Trust’s common shares for his election, and that not less than 1,663,206 of the Trust’s common shares had abstained from voting.

Robert B. Karn III had received not less than 102,967,944 votes cast by holders of the Trust’s common shares for his election, and that not less than 1,646,457 of the Trust’s common shares had abstained from voting.

Ronald A. Nyberg had received not less than 102,946,563 votes cast by holders of the Trust’s common shares for his election, and that not less than 1,667,838 of the Trust’s common shares had abstained from voting.

Maynard F. Oliverius had received not less than 102,978,869 votes cast by holders of the Trust’s common shares for his election, and that not less than 1,635,532 of the Trust’s common shares had abstained from voting.

Ronald E. Toupin, Jr. had received not less than 102,973,073 votes cast by holders of the Trust’s common shares for his election, and that not less than 1,641,328 of the Trust’s common shares had abstained from voting.

52	www.transparentvalue.com

Must be accompanied or preceded by a Prospectus. Distributor: ALPS Distributors, Inc. for the Transparent Value Mutual Funds.

Item 2.  Code of Ethics.

Not applicable to semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)	Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management –End Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under

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the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transparent Value Trust

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date:	June 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date:	June 8, 2016

By:	/s/ Keith D. Kemp
Keith D. Kemp, Treasurer

Date:	June 8, 2016

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